UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-5696
RIVERSOURCE GLOBAL SERIES, INC.
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota	55474

(Address of principal executive offices)	(Zip code)
Scott R. Plummer — 5228 Ameriprise Financial Center, Minneapolis, MN 55474
(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: 10/31
Date of reporting period: 01/31

Portfolio of Investments
RiverSource Absolute Return Currency and Income Fund
Jan. 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Bonds (14.2%)

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Supranational (0.9%)
Inter-American Development Bank
Sr Unsecured
03-16-11	0.45%	$2,000,000	(c,g)	$1,999,382

Asset-Backed (3.8%)
Citibank Credit Card Issuance Trust
Series 2007-A1 Cl A1
03-22-12	0.24	1,000,000	(g)	999,591
Countrywide Home Equity Loan Trust
Series 2005-H Cl 2A (FGIC)
12-15-35	0.47	141,848	(e,g)	47,211
Keycorp Student Loan Trust
Series 2003-A Cl 2A2 (NPFGC)
10-25-25	0.56	207,426	(e,g)	200,751
Northstar Education Finance
Series 2007-1 Cl A2
01-29-46	0.27	750,000	(g)	749,700
SLM Student Loan Trust
Series 2005-5 Cl A2
10-25-21	0.33	880,689	(g)	876,551
SLM Student Loan Trust
Series 2005-8 Cl A2
07-25-22	0.34	1,200,722	(g)	1,198,054
SLM Student Loan Trust
Series 2005-B Cl A1
12-16-19	0.29	179,848	(g)	179,408
SLM Student Loan Trust
Series 2006-A Cl A1
03-16-20	0.27	247,014	(g)	245,126
SLM Student Loan Trust
Series 2006-A Cl A2
12-15-20	0.33	2,000,000	(g)	1,940,126
SLM Student Loan Trust
Series 2006-C Cl A2
09-15-20	0.30	875,254	(g)	831,987
SLM Student Loan Trust
Series 2007-2 Cl A2
07-25-17	0.25	1,000,000	(g)	990,825

Total				8,259,330

Commercial Mortgage-Backed (1.4%)(f)
GS Mtge Securities II
Series 2007-EOP Cl A2
03-06-20	0.36	1,200,000	(d,g)	1,120,314

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
GS Mtge Securities II
Series 2007-EOP Cl A3
03-06-20	0.41	1,770,000	(d,g)	1,625,848
Morgan Stanley Dean Witter Capital I
Series 2002-TOP7 Cl A1
01-15-39	5.38	332,298		335,820

Total				3,081,982

Residential Mortgage-Backed (0.2%)(f)
Deutsche Bank Alternate Mtge Loan Trust
Collateralized Mtge Obligation
Series 2006-AR6 Cl A3
02-25-37	0.32	66,477	(g)	63,924
Downey Savings & Loan Assn Mtge Loan Trust
Collateralized Mtge Obligation
Series 2006-AR2 Cl 2AB1
11-19-37	0.32	150,671	(g)	145,342
Harborview Mtge Loan Trust
Collateralized Mtge Obligation
Series 2006-12 Cl 2A11
01-19-38	0.32	188,058	(g)	185,323

Total				394,589

Automotive (1.2%)
American Honda Finance
Sr Unsecured
02-05-10	0.68	2,500,000	(d,g)	2,499,673

Banking (2.9%)
Bank of New York Mellon
Sr Unsecured
02-05-10	0.68	3,000,000	(g)	3,000,340
Royal Bank of Scotland
Govt Guaranteed
05-11-12	0.97	2,000,000	(c,d,g)	2,025,884
US Bancorp
Sr Unsecured
02-04-10	0.68	1,250,000	(g)	1,250,088

Total				6,276,312

Brokerage (0.1%)
Lehman Brothers Holdings
Sr Unsecured
10-22-08	0.00	640,000	(b,g,h)	132,000

Construction Machinery (3.0%)
Caterpillar Financial Services
Sr Unsecured
02-08-10	0.73	2,000,000	(g)	2,000,235
John Deere Capital
Sr Unsecured
01-18-11	0.95	4,500,000	(g)	4,523,954

Total				6,524,189

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Health Care Insurance (0.7%)
UnitedHealth Group
Sr Unsecured
06-21-10	0.43	1,500,000	(g)	1,499,959

Total Bonds (Cost: $31,447,873)				$30,667,416

FDIC-Insured Debt (1.9%)

	Coupon	Principal
Issuer	rate	amount		Value(a)
U.S. Agencies
Bank of America
FDIC Govt Guaranty
06-22-12	0.45%	$2,000,000	(g)	$2,012,010
General Electric Capital
FDIC Govt Guaranty
03-11-11	0.34	2,000,000	(g)	2,002,928

Total FDIC-Insured Debt (Cost: $4,000,000)				$4,014,938

Money Market Fund (84.5%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.16%	182,368,064	(i)	$182,368,064

Total Money Market Fund (Cost: $182,368,064)			$182,368,064

Total Investments in Securities (Cost: $217,815,937)(j)			$217,050,418

Investments in Derivatives
Forward Foreign Currency Contracts Open at Jan. 31, 2010

		Currency to be	Unrealized	Unrealized
Exchange date	Currency to be delivered	received	appreciation	depreciation

Feb. 23, 2010	55,848,000	54,166,878	$1,937,198	$—
	Canadian Dollar	U.S. Dollar

Feb. 23, 2010	22,343,000	31,613,111	638,126	—
	European Monetary Unit	U.S. Dollar

Feb. 23, 2010	152,384,000	21,715,165	1,089,128	—
	Swedish Krona	U.S. Dollar

Feb. 23, 2010	32,450,492	34,965,000	—	(1,590,609)
	U.S. Dollar	Australian Dollar

Feb. 23, 2010	53,688,906	306,055,000	—	(2,056,631)
	U.S. Dollar	Norwegian Krone

Feb. 23, 2010	21,090,325	21,939,000	—	(402,572)
	U.S. Dollar	Swiss Franc

Total			$3,664,452	$(4,049,812)

Notes to Portfolio of Investments
(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Oct. 31, 2009.

(b)	Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c)	Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Jan. 31, 2010, the value of foreign securities, excluding short-term securities, represented 1.87% of net assets.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Jan. 31, 2010, the value of these securities amounted to $7,271,719 or 3.37% of net assets.

(e)	The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

FGIC	—	Financial Guaranty Insurance Company
NPFGC	—	National Public Finance Guarantee Corporation
(f)	Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g)	Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Jan. 31, 2010.

(h)	This position is in bankruptcy.

(i)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Jan. 31, 2010.

(j)	At Jan. 31, 2010, the cost of securities for federal income tax purposes was approximately $217,816,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$91,000
Unrealized depreciation	(857,000)

Net unrealized depreciation	$(766,000)

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Jan. 31, 2010:

	Fair value at Jan. 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Bonds
Foreign Government Obligations & Agencies	$—	$1,999,382	$—	$1,999,382
Asset-Backed Securities	—	8,259,330	—	8,259,330
Commercial Mortgage-Backed Securities	—	3,081,982	—	3,081,982
Residential Mortgage-Backed Securities	—	394,589	—	394,589
Corporate Debt Securities	—	16,932,133	—	16,932,133

Total Bonds	—	30,667,416	—	30,667,416

Other
FDIC-Insured Debt	—	4,014,938	—	4,014,938
Affiliated Money Market Fund	182,368,064	—	—	182,368,064

Total Other	182,368,064	4,014,938	—	186,383,002

Investments in Securities	182,368,064	34,682,354	—	217,050,418
Other Financial Instruments (a)	—	(385,360)	—	(385,360)

Total	$182,368,064	$34,296,994	$—	$216,665,058

(a)	Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.

Portfolio of Investments
RiverSource Emerging Markets Bond Fund
Jan. 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Bonds (95.2%)(c)

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Argentina (3.2%)
Banco Hipotecario
Sr Unsecured
04-27-16	9.75%	$975,000	(d)	$839,666
Republic of Argentina
Sr Unsecured
09-12-13	7.00	7,200,000		6,255,000
10-03-15	7.00	1,000,000	(i)	777,500
12-15-35	0.00	12,950,000	(g)	725,200

Total				8,597,366

Brazil (10.3%)
Banco Nacional de Desenvolvimento Economico e Social
06-10-19	6.50	1,300,000	(d)	1,354,397
Banco Nacional de Desenvolvimento Economico e Social
Sr Unsecured
06-16-18	6.37	3,650,000	(d)	3,777,750
Bertin Ltda
Sr Unsecured
10-05-16	10.25	580,000	(d)	594,500
Centrais Eletricas Brasileiras
Sr Unsecured
07-30-19	6.88	1,500,000	(d)	1,572,249
CSN Islands XI
09-21-19	6.88	1,000,000	(d)	989,661
Federative Republic of Brazil
(Brazilian Real)
01-05-16	12.50	350,000		214,766
Federative Republic of Brazil
Sr Unsecured
01-17-17	6.00	1,500,000		1,599,750
01-15-19	5.88	1,400,000		1,466,500
10-14-19	8.88	1,358,000		1,721,265
01-07-41	5.63	1,000,000		910,000
Marfrig Overseas
11-16-16	9.63	1,130,000	(d)	1,152,600
Morgan Stanley
(Brazilian Real) Sr Unsecured
05-03-17	10.09	4,600,000	(d)	2,252,046
Nota do Tesouro Nacional
(Brazilian Real) Series F
01-01-12	10.00	489,500		2,528,750
01-01-13	10.00	1,006,100		5,057,319
Petrobras Intl Finance
01-20-20	5.75	1,500,000		1,483,299
01-20-40	6.88	1,000,000		1,005,797

Total				27,680,649

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Cayman Islands (3.5%)
Govt of the Cayman Islands
11-24-19	5.95	1,800,000	(d)	1,785,151
Peru Enhanced Pass-Thru
Sr Secured Zero Coupon
05-31-18	4.27	6,621,371	(b,d,j)	5,115,009
Petrobras Intl Finance
03-15-19	7.88	2,300,000		2,608,041

Total				9,508,201

Chile (0.5%)
Empresa Nacional Del Petroleo
Sr Unsecured
07-08-19	6.25	1,200,000	(d)	1,258,770

Colombia (5.6%)
Ecopetrol
Sr Unsecured
07-23-19	7.63	1,400,000		1,515,500
Empresas Publicas de Medellin
Sr Unsecured
07-29-19	7.63	900,000	(d)	977,507
Republic of Colombia
09-18-37	7.38	4,450,000		4,728,125
Republic of Colombia
(Colombian Peso)
10-22-15	12.00	2,693,000,000		1,659,278
06-28-27	9.85	1,000,000,000		582,744
Republic of Colombia
Sr Unsecured
03-18-19	7.38	1,000,000		1,117,500
05-21-24	8.13	400,000		464,000
01-18-41	6.13	3,600,000		3,282,963
Santa Fe de Bogota
(Colombian Peso) Sr Unsecured
07-26-28	9.75	1,377,000,000	(d)	763,808

Total				15,091,425

Croatia (0.4%)
Republic of Croatia
Sr Unsecured
11-05-19	6.75	1,000,000	(d)	1,056,250

Dominican Republic (0.9%)
Aes Dominicana Energia Finance
12-13-15	11.00	1,050,000	(d)	1,039,500
Cerveceria Nacional Dominicana
03-27-12	16.00	1,450,000	(d)	1,419,405

Total				2,458,905

El Salvador (2.1%)
Republic of El Salvador
12-01-19	7.38	700,000	(d)	736,750
04-10-32	8.25	1,050,000	(d)	1,116,938
06-15-35	7.65	2,310,000	(d)	2,344,650
Republic of El Salvador
Sr Unsecured
01-24-23	7.75	1,460,000	(d)	1,587,750

Total				5,786,088

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Gabon (0.4%)
Republic of Gabonese
12-12-17	8.20	1,000,000	(d)	1,082,500

Indonesia (9.0%)
Govt of Indonesia
(Indonesian Rupiah) Series FR31
11-15-20	11.00	9,000,000,000		1,031,545
Govt of Indonesia
(Indonesian Rupiah)
05-15-16	10.75	4,470,000,000		519,471
Govt of Indonesia
(Indonesian Rupiah) Series FR26
10-15-14	11.00	6,000,000,000		703,823
Govt of Indonesia
(Indonesian Rupiah) Series FR28
07-15-17	10.00	10,000,000,000		1,114,887
Govt of Indonesia
(Indonesian Rupiah) Series FR34
06-15-21	12.80	12,800,000,000		1,630,353
Govt of Indonesia
(Indonesian Rupiah) Series FR36
09-15-19	11.50	23,500,000,000		2,792,057
Govt of Indonesia
(Indonesian Rupiah)
07-15-22	10.25	29,000,000,000		3,156,156
Perusahaan Penerbit SBSN
04-23-14	8.80	1,900,000	(d)	2,206,013
Republic of Indonesia
03-13-20	5.88	2,000,000	(d,i)	2,027,500
Republic of Indonesia
Sr Unsecured
01-17-18	6.88	920,000	(d,i)	1,002,800
10-12-35	8.50	2,100,000	(d)	2,483,250
02-17-37	6.63	1,950,000	(d)	1,903,688
01-17-38	7.75	3,300,000	(d)	3,642,375

Total				24,213,918

Iraq (0.3%)
Republic of Iraq
01-15-28	5.80	1,100,000	(d)	841,500

Kazakhstan (1.3%)
KazMunaiGaz Finance
07-02-18	9.13	2,995,000	(d)	3,485,133

Luxembourg (4.9%)
Gaz Capital for Gazprom
Sr Unsecured
11-22-16	6.21	4,350,000	(d)	4,284,750
Gaz Capital
Sr Unsecured
07-31-14	8.13	1,000,000	(d)	1,086,220
08-16-37	7.29	2,950,000	(d)	2,773,000

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
MHP
Sr Secured
11-30-11	10.25	1,250,000	(d)	1,150,000
TNK-BP Finance
03-20-17	6.63	300,000	(d)	292,500
03-13-18	7.88	2,625,000	(d)	2,730,000
02-02-20	7.25	1,000,000	(d,e)	985,290

Total				13,301,760

Mexico (8.0%)
Mexican Fixed Rate Bonds
(Mexican Peso)
12-19-13	8.00	6,330,000		504,574
12-17-15	8.00	19,400,000		1,529,634
12-15-16	7.25	33,010,000		2,481,545
12-14-17	7.75	39,100,000		2,993,796
Pemex Project Funding Master Trust
03-15-15	4.88	2,000,000	(d)	2,011,695
03-01-18	5.75	4,450,000		4,475,730
06-15-35	6.63	4,304,000	(i)	4,003,727
06-15-38	6.63	2,000,000		1,850,222
Petroleos Mexicanos
05-03-19	8.00	1,600,000		1,824,000

Total				21,674,923

Netherlands (5.3%)
Intergas Finance
05-14-17	6.38	300,000	(d)	296,428
KazMunaiGaz Finance
01-23-15	11.75	1,800,000	(d,i)	2,251,523
Lukoil Intl Finance
11-05-19	7.25	2,900,000	(d)	2,955,128
Majapahit Holding
10-17-16	7.75	2,030,000	(d)	2,161,950
06-28-17	7.25	1,150,000	(d)	1,178,750
08-07-19	8.00	2,100,000	(d)	2,226,000
01-20-20	7.75	2,900,000	(d)	3,001,499
06-29-37	7.88	200,000	(d)	194,500

Total				14,265,778

Peru (2.1%)
Banco de Credito del Peru
10-15-22	7.17	4,000,000	(d)	1,376,050
Republic of Peru
Sr Unsecured
03-30-19	7.13	700,000		796,250
07-21-25	7.35	500,000		558,750
03-14-37	6.55	2,900,000		2,914,500

Total				5,645,550

Philippine Islands (4.7%)
Natl Power
11-02-16	6.88	900,000	(d)	960,876
Power Sector Assets & Liabilities Management
05-27-19	7.25	2,750,000	(d)	2,908,125
12-02-24	7.39	2,000,000	(d)	2,065,693
Republic of Philippines
01-14-31	7.75	500,000	(i)	551,250

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Republic of Philippines
Sr Unsecured
06-17-19	8.38	1,143,000		1,377,315
01-20-20	6.50	1,500,000		1,597,792
01-20-20	6.50	1,500,000	(e)	1,588,125
01-20-20	6.50	1,100,000		1,164,625
01-15-32	6.38	600,000		574,500

Total				12,788,301

Qatar (2.2%)
Qtel Intl Finance
06-10-19	7.88	1,000,000	(d)	1,121,086
Ras Laffan Liquefied Natural Gas 3
Sr Secured
09-30-14	5.50	800,000	(d)	839,697
State of Qatar
Sr Nts
04-09-19	6.55	400,000	(d)	440,905
01-20-20	5.25	2,600,000	(d,i)	2,613,000
01-20-40	6.40	1,000,000	(d)	992,500

Total				6,007,188

Russia (7.0%)
Gaz Capital
Sr UnSecured
04-11-18	8.15	550,000	(d)	596,750
Gazstream
07-22-13	5.63	243,467	(d,i)	249,554
Russian Federation
03-31-30	7.50	8,752,340	(d)	9,842,006
TransCapitalInvest for Transneft
Secured
08-07-18	8.70	7,080,000	(d)	8,174,079

Total				18,862,389

South Korea (1.0%)
Export-Import Bank of Korea
Sr Unsecured
01-21-14	8.13	700,000		811,421
01-14-15	5.88	1,650,000		1,772,567

Total				2,583,988

Supra-National (2.3%)
Central American Bank
Sr Nts
09-24-14	5.38	2,000,000	(d)	2,091,840
Corp Andina de Fomento
Sr Unsecured
06-04-19	8.13	3,400,000		4,018,110

Total				6,109,950

Trinidad and Tobago (0.8%)
Petro Trinidad/Tabago
Sr Unsecured
08-14-19	9.75	1,800,000	(d)	2,035,032

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Turkey (7.3%)
Republic of Turkey
03-15-15	7.25	1,500,000		1,676,250
04-03-18	6.75	1,550,000		1,677,875
06-05-20	7.00	1,800,000		1,953,000
03-17-36	6.88	4,450,000		4,416,625
05-30-40	6.75	3,500,000		3,399,375
Republic of Turkey
Sr Unsecured
07-14-17	7.50	1,300,000		1,469,000
03-11-19	7.00	1,300,000		1,420,250
11-07-19	7.50	3,375,000		3,796,875

Total				19,809,250

Ukraine (0.3%)
Govt of Ukraine
06-26-12	6.39	850,000	(d)	788,375

United Arab Emirates (0.7%)
TDIC Finance
07-02-14	6.50	1,800,000	(d,i)	1,870,287

United Kingdom (1.0%)
Vedanta Resources
Sr Unsecured
07-18-18	9.50	2,500,000	(d,i)	2,688,863

Uruguay (2.7%)
Republic of Uruguay
05-17-17	9.25	400,000		493,000
Republic of Uruguay
Pay-in-kind
01-15-33	7.88	198,500	(h)	215,869
Republica Orient Uruguay
(Uruguay Peso)
04-05-27	4.25	82,941,406	(f)	4,019,140
06-26-37	3.70	16,928,565	(f)	731,105
Republica Orient Uruguay
Sr Unsecured
03-21-36	7.63	1,783,939		1,922,194

Total				7,381,308

Venezuela (7.4%)
Petroleos de Venezuela
10-28-16	5.13	2,600,000		1,414,329
04-12-17	5.25	11,100,000		6,715,500
Republic of Venezuela
02-26-16	5.75	6,189,500		4,363,598
03-31-38	7.00	1,800,000		1,014,750
Republic of Venezuela
Sr Unsecured
10-08-14	8.50	794,000		647,110
05-07-23	9.00	8,150,000		5,745,750

Total				19,901,037

Total Bonds (Cost: $242,335,681)				$256,774,684

Money Market Fund (1.2%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.16%	3,276,700	(k)	$3,276,700

Total Money Market Fund (Cost: $3,276,700)			$3,276,700

Investments of Cash Collateral Received for Securities on Loan (2.7%)

	Shares	Value(a)
Cash Collateral Reinvestment Fund
JPMorgan Prime Money Market Fund	7,209,262	$7,209,262

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $7,209,262)		$7,209,262

Total Investments in Securities (Cost: $252,821,643)(l)		$267,260,646

Investments in Derivative
Credit Default Swap Contracts Outstanding at Jan. 31, 2010
Buy Protection

						Unamortized	Periodic
						premium	payments
			Pay fixed		Market	(paid)	receivable	Unrealized
Counterparty	Reference entity	Expiration date	rate	Notional amount	Value	received	(payable)	depreciation

JPMorgan Chase Bank	CDX Emerging	Dec. 20, 2013	2.65%	$2,000,000	$29,774	$(288,879)	$(6,036)	$(265,141)
Markets Index
Credit Default Swap Contracts Outstanding at Jan. 31, 2010
Sell Protection

						Unamortized	Periodic
						premium	payments
			Receive		Market	(paid)	receivable	Unrealized
Counterparty	Reference entity	Expiration date	fixed rate	Notional amount	Value	received	(payable)	depreciation

Merril Lynch Intl	CDX Emerging	June 20, 2013	2.65%	$2,000,000	$(25,802)	$—	$6,036	$(19,766)
Markets Index
Notes to Portfolio of Investments
(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Oct. 31, 2009.

(b)	Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c)	Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Jan. 31, 2010, the value of these securities amounted to $121,643,067 or 45.08% of net assets.

(e)	At Jan. 31, 2010, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $2,576,380.

(f)	These inflation-indexed bonds are securities in which the principal amount disclosed represents the original face.

(g)	This is a variable rate security that entitles holders to receive only interest payments. Interest is paid annually. The interest payment is based on the Gross Domestic Product (GDP) level of the previous year for the respective country. To the extent that the previous year’s GDP exceeds the ‘base case GDP’, an interest payment is made equal to 0.012225 of the difference.

(h)	Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(i)	At Jan. 31, 2010, security was partially or fully on loan.

(j)	For zero coupons, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(k)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Jan. 31, 2010.

(l)	At Jan. 31, 2010, the cost of securities for federal income tax purposes was approximately $252,822,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$17,969,000
Unrealized depreciation	(3,530,000)

Net unrealized appreciation	$14,439,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Jan. 31, 2010:

	Fair value at Jan. 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Bonds
Foreign Government Obligations & Agencies	$—	$190,274,359	$5,115,009	$195,389,368
Corporate Debt Securities	—	58,589,861	2,795,455	61,385,316

Total Bonds	—	248,864,220	7,910,464	256,774,684

Other
Affiliated Money Market Fund(a)	3,276,700	—	—	3,276,700
Investments of Cash Collateral Received for Securities on Loan(b)	7,209,262	—	—	7,209,262

Total Other	10,485,962	—	—	10,485,962

Investments in Securities	10,485,962	248,864,220	7,910,464	267,260,646
Other Financial Instruments(c)	—	(284,907)	—	(284,907)

Total	$10,485,962	$248,579,313	$7,910,464	$266,975,739

(a)	Money market fund that is a sweep investment for cash balances in the Fund at Jan. 31, 2010.

(b)	Asset categories for Investments of Cash Collateral are identified in the Portfolio of Investments.

(c)	Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.
The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Foreign Government
	Obligations &
	Agencies	Corporate Debt Securities	Total

Balance as of Oct. 31, 2009	$5,251,716	$2,703,228	$7,954,944
Accrued discounts/premiums	50,482	(1,244)	49,238
Realized gain (loss)	75,024	—	75,024
Change in unrealized appreciation (depreciation)*	3,913	88,135	92,048
Net purchases (sales)	(266,126)	5,336	(260,790)
Transfers in and/or out of Level 3	—	—	—

Balance as of Jan. 31, 2010	$5,115,009	$2,795,455	$7,910,464

*	Change in unrealized appreciation (depreciation) relating to securities held at Jan. 31, 2010 was $72,130, which is comprised of Foreign Government Obligations & Agencies of $3,913 and Corporate Debt Securities of $68,217.

Portfolio of Investments
RiverSource Global Bond Fund
Jan. 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Bonds (96.8%)(c)

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Argentina (0.2%)
Republic of Argentina
Sr Unsecured
09-12-13	7.00%	$1,033,000		$897,419
12-15-35	0.00	2,900,000	(g)	162,400

Total				1,059,819

Australia (1.5%)
Australia & New Zealand Banking Group
(Australian Dollar)
11-08-11	6.50	420,000		378,151
New South Wales Treasury
(Australian Dollar)
05-01-12	6.00	6,300,000		5,699,587
Telstra
Sr Unsecured
04-01-12	6.38	500,000	(o)	545,580
Westpac Banking
(Australian Dollar) Sr Unsecured
09-24-12	7.25	600,000		548,203
Woodside Finance
11-10-14	4.50	520,000	(d)	533,433

Total				7,704,954

Austria (1.5%)
Republic of Austria
(European Monetary Unit)
07-15-14	4.30	5,245,000		7,846,941

Belgium (1.8%)
Fortis Bank
(European Monetary Unit) Sr Unsecured
05-30-14	4.50	420,000		607,643
Kingdom of Belgium
(European Monetary Unit)
09-28-12	5.00	5,685,000		8,561,486

Total				9,169,129

Bermuda (0.1%)
Bacardi
Sr Nts
04-01-14	7.45	245,000	(d)	281,562

Brazil (1.9%)
Banco Nacional de Desenvolvimento Economico e Social
06-10-19	6.50	910,000	(d)	948,078
Banco Nacional de Desenvolvimento Economico e Social
Sr Unsecured
06-16-18	6.37	535,000	(d)	553,725

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Centrais Eletricas Brasileiras
Sr Unsecured
07-30-19	6.88	375,000	(d)	393,062
Federative Republic of Brazil
01-15-18	8.00	265,778		303,518
Federative Republic of Brazil
Sr Unsecured
01-17-17	6.00	307,000		327,415
10-14-19	8.88	115,000		145,763
Nota do Tesouro Nacional
(Brazilian Real) Series F
01-01-12	10.00	640,500		3,308,814
01-01-13	10.00	740,000		3,719,726

Total				9,700,101

Canada (2.7%)
Anadarko Finance
Series B
05-01-11	6.75	355,000		374,755
Canadian Pacific Railway
(Canadian Dollar) Sr Unsecured
06-15-10	4.90	380,000	(d)	360,387
Cascades
Sr Nts
12-15-17	7.75	695,000	(d)	714,113
Devon Financing
09-30-11	6.88	110,000		119,784
EnCana
Sr Unsecured
11-01-11	6.30	30,000		32,556
Govt of Canada
(Canadian Dollar)
06-01-18	4.25	1,730,000		1,744,483
Nexen
Sr Unsecured
05-15-37	6.40	200,000		201,316
Nova Chemicals
Sr Unsecured
11-01-16	8.38	225,000	(d)	226,688
11-01-19	8.63	190,000	(d)	191,900
Province of British Columbia
(Canadian Dollar)
06-18-14	5.30	1,790,000		1,862,246
Province of Ontario
(Canadian Dollar)
03-08-14	5.00	3,385,000		3,470,868
Province of Quebec
(Canadian Dollar)
12-01-17	4.50	2,283,000		2,263,482
Royal Bank of Canada
(European Monetary Unit) Sr Unsecured
01-18-13	3.25	630,000		897,363
TELUS
Sr Unsecured
06-01-11	8.00	686,000		745,239
Toronto-Dominion Bank
(European Monetary Unit) Sr Unsecured
05-14-15	5.38	600,000		914,956

Total				14,120,136

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Colombia (0.3%)
Ecopetrol
Sr Unsecured
07-23-19	7.63	300,000		324,750
Republic of Colombia
01-27-17	7.38	230,000	(o)	258,175
09-18-37	7.38	260,000		276,250
Republic of Colombia
Sr Unsecured
03-18-19	7.38	250,000		279,375
01-18-41	6.13	235,000		214,305

Total				1,352,855

Czech Republic (0.1%)
Czech Republic
(Czech Koruna)
06-16-13	3.70	11,530,000		626,682

Denmark (0.5%)
Danske Bank
(European Monetary Unit)
03-16-10	0.77	750,000	(i)	1,039,758
Nykredit Realkredit
(Danish Krone)
04-01-28	5.00	9,492,369		1,822,382

Total				2,862,140

El Salvador (0.1%)
Republic of El Salvador
Sr Unsecured
01-24-23	7.75	245,000	(d)	266,438

France (4.4%)
BNP Paribas
(European Monetary Unit) Sr Sub Nts
12-17-12	5.25	555,000		829,739
Caisse Refinance Hypothe
(European Monetary Unit)
10-11-10	4.38	700,000		993,205
Credit Agricole
(European Monetary Unit) Sr Unsecured
06-24-13	6.00	550,000		844,697
Electricite de France
(European Monetary Unit) Sr Unsecured
02-05-18	5.00	750,000		1,123,586
France Telecom
(European Monetary Unit) Sr Unsecured
02-21-17	4.75	1,180,000		1,738,482
Govt of France
(European Monetary Unit)
04-25-12	5.00	715,000		1,070,441
04-25-13	4.00	6,020,000		8,926,368
10-25-16	5.00	2,880,000		4,500,073
10-25-19	3.75	1,600,000		2,257,785

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Veolia Environnement
(European Monetary Unit)
Sr Unsecured
01-16-17	4.38	315,000		448,997

Total				22,733,373

Germany (5.9%)
Bayerische Landesbank
(Japanese Yen)
04-22-13	1.40	170,000,000		1,906,481
Bundesrepublik Deutschland
(European Monetary Unit)
07-04-10	5.25	465,000		657,515
01-04-15	3.75	1,650,000		2,442,387
07-04-19	3.50	2,120,000		3,021,039
07-04-27	6.50	4,650,000		8,569,507
07-04-28	4.75	2,300,000		3,544,961
07-04-34	4.75	4,585,000		7,100,936
Landwirtschaftliche Rentenbank
(Australian Dollar)
06-15-11	5.75	1,250,000		1,115,946
Rheinische Hypothekenbank
(European Monetary Unit) Series 803
07-05-10	5.75	1,305,000	(d)	1,844,545

Total				30,203,317

Greece (2.6%)
Hellenic Republic
(European Monetary Unit)
03-20-11	3.80	3,500,000		4,747,000
08-20-12	4.10	4,695,000		6,092,380
Hellenic Republic
(European Monetary Unit) Sr Unsub
10-22-22	5.90	2,010,000		2,575,415

Total				13,414,795

Indonesia (0.9%)
Govt of Indonesia
(Indonesian Rupiah)
05-15-16	10.75	9,320,000,000		1,083,103
07-15-22	10.25	21,944,000,000		2,388,230
Perusahaan Penerbit SBSN
04-23-14	8.80	160,000	(d)	185,770
Republic of Indonesia
Sr Unsecured
01-17-18	6.88	500,000	(d)	545,000
10-12-35	8.50	190,000	(d)	224,675
02-17-37	6.63	205,000	(d)	200,131
01-17-38	7.75	140,000	(d)	154,525

Total				4,781,434

Ireland (0.1%)
GE Capital UK Funding
(British Pound)
04-26-10	5.88	275,000		443,164

Italy (3.2%)
Buoni Poliennali Del Tesoro
(European Monetary Unit)
04-15-12	4.00	1,970,000		2,849,126
08-01-15	3.75	700,000		1,001,569
02-01-19	4.25	2,620,000		3,754,651

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
11-01-26	7.25	3,486,283		6,306,478
11-01-27	6.50	1,025,000		1,729,674
Intesa Sanpaolo
(European Monetary Unit) Sr Unsecured
12-19-13	5.38	400,000		603,552
Telecom Italia Capital
11-15-13	5.25	120,000		128,169

Total				16,373,219

Japan (10.8%)
Bayer Holding
(Japanese Yen)
06-28-12	1.96	40,000,000		441,917
Development Bank of Japan
(Japanese Yen)
06-20-12	1.40	326,000,000		3,698,962
Govt of Japan CPI Linked
(Japanese Yen)
03-10-18	1.40	462,797,000	(j)	5,040,452
Govt of Japan
(Japanese Yen)
06-20-12	1.40	175,000,000		1,994,705
12-20-12	1.00	913,000,000		10,335,440
12-20-14	1.30	200,000,000		2,298,006
09-20-17	1.70	811,000,000		9,485,088
12-20-22	1.40	411,000,000		4,408,715
12-20-26	2.10	884,000,000		9,972,031
09-20-29	2.10	300,000,000		3,322,022
12-20-34	2.40	283,000,000		3,231,562
03-20-39	2.30	123,000,000		1,371,682

Total				55,600,582

Kazakhstan (0.1%)
KazMunaiGaz Finance
07-02-18	9.13	250,000	(d)	290,913

Luxembourg (0.2%)
Expro Finance Luxembourg
Sr Secured
12-15-16	8.50	618,000	(d)	617,682
Gaz Capital for Gazprom
Sr Unsecured
11-22-16	6.21	100,000	(d)	98,500
Gaz Capital
Sr Unsecured
08-16-37	7.29	230,000	(d)	216,200

Total				932,382

Malaysia (0.5%)
Petronas Capital
05-22-12	7.00	500,000	(d)	553,819
08-12-19	5.25	1,980,000	(d)	2,000,465

Total				2,554,284

Mexico (1.5%)
Mexican Fixed Rate Bonds
(Mexican Peso)
12-19-13	8.00	24,940,000		1,988,004
12-17-15	8.00	60,280,000		4,752,905

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Pemex Project Funding Master Trust
03-01-18	5.75	617,000		620,567
United Mexican States
Sr Unsecured
09-27-34	6.75	270,000		283,500

Total				7,644,976

Netherlands (3.9%)
Allianz Finance II
(European Monetary Unit)
11-23-16	4.00	400,000		572,221
BMW Finance
(European Monetary Unit)
09-19-13	8.88	650,000		1,073,976
Deutsche Telekom Intl Finance
(British Pound)
12-09-10	6.25	415,000		688,208
Deutsche Telekom Intl Finance
(European Monetary Unit)
01-19-15	4.00	1,335,000		1,888,678
E.ON Intl Finance
(European Monetary Unit)
10-02-17	5.50	535,000		825,104
Govt of Netherlands
(European Monetary Unit)
07-15-12	5.00	2,880,000		4,333,984
07-15-13	4.25	2,545,000		3,810,029
07-15-16	4.00	1,900,000		2,814,079
ING Groep
(European Monetary Unit) Sr Unsecured
05-31-17	4.75	1,205,000		1,710,154
Nederlandse Waterschapsbank
(British Pound) Sr Unsub
06-07-10	5.38	850,000		1,379,706
Rabobank Nederland
(European Monetary Unit) Sr Unsecured
04-04-12	4.13	600,000		873,991

Total				19,970,130

New Zealand (0.6%)
Govt of New Zealand
(New Zealand Dollar)
04-15-13	6.50	4,500,000		3,321,974

Norway (1.4%)
Eksportfinans
(British Pound) Sr Unsecured
09-06-10	6.00	930,000		1,520,896
Govt of Norway
(Norwegian Krone)
05-16-11	6.00	31,150,000		5,502,462

Total				7,023,358

Philippine Islands (0.3%)
Power Sector Assets & Liabilities Management
05-27-19	7.25	790,000	(d)	835,425

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Republic of Philippines
01-15-16	8.00	100,000		116,375
01-14-31	7.75	405,000	(o)	446,513

Total				1,398,313

Poland (1.2%)
Govt of Poland
(Polish Zloty)
03-24-10	5.75	5,340,000		1,836,711
04-25-13	5.25	6,400,000		2,211,242
10-25-17	5.25	7,160,000		2,357,606

Total				6,405,559

Qatar (0.3%)
Ras Laffan Liquefied Natural Gas 3
Sr Secured
09-30-14	5.50	310,000	(d,o)	325,383
State of Qatar
Sr Nts
04-09-19	6.55	550,000	(d)	606,244
01-20-20	5.25	435,000	(d)	437,175

Total				1,368,802

Russia (0.3%)
Russian Federation
03-31-30	7.50	1,217,300	(d)	1,368,854
TransCapitalInvest for Transneft
Secured
03-05-14	5.67	200,000	(d)	203,405
08-07-18	8.70	100,000	(d)	115,453

Total				1,687,712

South Africa (0.4%)
Republic of South Africa
(South African Rand) Sr Unsecured
12-21-14	8.75	14,625,000		1,936,803

South Korea (0.7%)
Export-Import Bank of Korea
Sr Unsecured
01-21-14	8.13	810,000		938,930
01-14-15	5.88	450,000		483,427
Korea Development Bank
(Japanese Yen) Sr Unsecured
06-28-10	0.87	200,000,000		2,197,525

Total				3,619,882

Spain (2.2%)
AyT Cedulas Cajas Global
(European Monetary Unit)
06-14-18	4.25	1,500,000		1,977,751
Caja de Ahorros y Monte de Piedad de Madrid
(European Monetary Unit)
03-25-11	3.50	1,800,000		2,539,424
Govt of Spain
(European Monetary Unit)
07-30-17	5.50	2,050,000		3,173,877
Instituto de Credito Oficial
(Australian Dollar)
03-08-11	5.50	1,360,000		1,206,073

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Santander Intl Debt
(European Monetary Unit) Bank Guaranteed
04-11-11	5.13	1,200,000		1,728,904
Telefonica Emisiones SAU
(European Monetary Unit)
02-02-16	4.38	550,000		785,056

Total				11,411,085

Supra-National (0.7%)
Corp Andina de Fomento
Sr Unsecured
06-04-19	8.13	730,000		862,712
European Investment Bank
(British Pound) Sr Unsecured
12-07-11	5.50	1,695,000		2,903,480

Total				3,766,192

Sweden (1.6%)
Govt of Sweden
(Swedish Krona)
05-05-14	6.75	37,570,000		5,998,229
Govt of Sweden
(Swedish Krona) Series 1045
03-15-11	5.25	17,000,000		2,427,253

Total				8,425,482

Tunisia (0.4%)
Banque Centrale de Tunisie
(Japanese Yen)
08-02-10	3.30	190,000,000		2,102,045

Turkey (0.3%)
Republic of Turkey
04-03-18	6.75	204,000		220,830
06-05-20	7.00	235,000		254,975
03-17-36	6.88	540,000		535,950
Republic of Turkey
Sr Unsecured
07-14-17	7.50	350,000		395,500

Total				1,407,255

United Kingdom (3.6%)
BT Group
Sr Unsecured
12-15-10	9.13	550,000	(o)	589,608
MetLife of Connecticut
(Japanese Yen)
05-24-12	0.71	100,000,000	(i)	1,039,442
SABMiller
Sr Unsecured
01-15-14	5.70	1,275,000	(d)	1,394,684
United Kingdom Treasury
(British Pound)
03-07-19	4.50	2,540,000		4,239,321
03-07-25	5.00	660,000		1,127,559
12-07-27	4.25	1,750,000		2,751,013
03-07-36	4.25	1,480,000		2,305,755

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
12-07-38	4.75	1,690,000		2,861,303
12-07-49	4.25	1,385,000		2,185,199

Total				18,493,884

United States (37.4%)
AmeriCredit Automobile Receivables Trust
Series 2007-DF Cl A3A (AGM)
07-06-12	5.49	350,145	(k)	353,383
Anadarko Petroleum
Sr Unsecured
09-15-16	5.95	165,000		178,437
Anheuser-Busch InBev Worldwide
01-15-14	7.20	1,370,000	(d)	1,566,691
Ashland
06-01-17	9.13	180,000	(d)	196,200
AT&T
Sr Unsecured
02-15-39	6.55	2,205,000		2,339,800
Ball
09-01-16	7.13	30,000		31,275
03-15-18	6.63	75,000		75,563
09-01-19	7.38	35,000		36,488
Bank of America
(British Pound) Sr Unsecured
02-02-11	0.69	950,000	(i)	1,490,521
Bank of America
Sr Unsecured
05-01-18	5.65	2,190,000		2,211,133
Bear Stearns Commercial Mtge Securities
Series 2003-T10 Cl A1
03-13-40	4.00	185,696	(f)	187,791
BellSouth
Sr Unsecured
10-15-11	6.00	785,000		849,036
BMW Vehicle Lease Trust
Series 2009-1 Cl A2
04-15-11	2.04	1,376,493		1,383,844
Brocade Communications Systems
Sr Secured
01-15-18	6.63	76,000	(d)	76,950
01-15-20	6.88	67,000	(d)	68,340
CC Holdings GS V LLC/Crown Castle GS III
Sr Secured
05-01-17	7.75	820,000	(d)	883,550
CenterPoint Energy Houston Electric LLC
Series U
03-01-14	7.00	605,000		700,571
CenterPoint Energy Resources
Sr Unsecured
02-15-11	7.75	1,270,000		1,345,789
Charter Communications Operating LLC/Capital
Secured
04-30-12	8.00	1,245,000	(d)	1,301,025
Chesapeake Energy
06-15-15	6.38	115,000		112,700
01-15-16	6.63	290,000		282,025
CIT Group
Sr Secured
05-01-16	7.00	820,000		705,200

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Citibank Credit Card Issuance Trust
(European Monetary Unit) Series 2001-A4 Cl A4
04-10-13	5.38	1,160,000		1,643,434
CitiFinancial Auto Issuance Trust
Series 2009-1 Cl A2
11-15-12	1.83	5,050,000	(d)	5,056,675
Citigroup Commercial Mtge Trust
Series 2006-C5 Cl A4
10-15-49	5.43	1,700,000	(f)	1,648,800
Citigroup
(European Monetary Unit) Sr Unsecured
08-02-19	5.00	595,000		792,326
Citigroup
Sr Unsecured
05-15-18	6.13	170,000		170,746
Cleveland Electric Illuminating
1st Mtge
11-15-18	8.88	750,000		950,846
Colorado Interstate Gas
Sr Unsecured
11-15-15	6.80	3,170,000		3,605,067
Comcast
07-01-39	6.55	1,340,000		1,408,990
Commercial Mtge Pass-Through Ctfs
Series 2006-CN2A Cl BFL
02-05-19	0.54	400,000	(d,f,i)	310,561
ConAgra Foods
Sr Unsecured
09-15-11	6.75	80,000		86,869
CPS Auto Trust
Series 2007-A Cl A3 (NPFGC)
09-15-11	5.04	208,042	(d,k)	209,111
Credit Suisse First Boston Mtge Securities
Series 2004-C2 Cl A1
05-15-36	3.82	510,427	(f)	508,541
Cricket Communications
Sr Secured
05-15-16	7.75	317,000	(o)	318,981
CSC Holdings LLC
Sr Unsecured
04-15-14	8.50	285,000	(d)	303,525
02-15-19	8.63	100,000	(d)	108,500
CVS Caremark
Sr Unsecured
09-15-39	6.13	775,000		767,093
DaVita
03-15-13	6.63	615,000		616,537
Del Monte
Sr Sub Nts
10-15-19	7.50	370,000	(d)	380,175
Denbury Resources
04-01-13	7.50	340,000		342,550
03-01-16	9.75	310,000	(o)	326,663
DISH DBS
10-01-14	6.63	365,000		362,263
02-01-16	7.13	290,000		290,725
Dow Chemical
(European Monetary Unit) Sr Unsecured
05-27-11	4.63	520,000		739,478

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Dow Chemical
Sr Unsecured
05-15-19	8.55	1,400,000		1,674,287
Dr Pepper Snapple Group
12-21-11	1.70	1,310,000		1,313,980
DTE Energy
Sr Unsecured
06-01-11	7.05	115,000		122,270
05-15-14	7.63	1,540,000		1,776,752
Duke Energy Indiana
1st Mtge
08-15-38	6.35	940,000		1,030,182
Dunkin Securitization
Series 2006-1 Cl A2 (AMBAC)
06-20-31	5.78	1,600,000	(d,k)	1,567,024
El Paso
Sr Unsecured
12-12-13	12.00	555,000		658,369
Erac USA Finance LLC
10-15-17	6.38	1,745,000	(d)	1,895,309
Exelon
Sr Unsecured
06-15-10	4.45	1,000,000		1,013,703
Federal Home Loan Mtge Corp #A11799
08-01-33	6.50	133,036	(f)	144,923
Federal Home Loan Mtge Corp #A15881
11-01-33	5.00	965,380	(f)	1,010,621
Federal Home Loan Mtge Corp #E91486
09-01-17	6.50	97,313	(f)	105,185
Federal Home Loan Mtge Corp #E99684
10-01-18	5.00	407,702	(f)	435,248
Federal Home Loan Mtge Corp #G01960
12-01-35	5.00	4,060,762	(f)	4,230,871
Federal Natl Mtge Assn
10-15-14	4.63	3,880,000	(o)	4,236,238
11-15-30	6.63	2,300,000	(o)	2,817,629
Federal Natl Mtge Assn #545874
08-01-32	6.50	150,825	(f)	165,907
Federal Natl Mtge Assn #555528
04-01-33	6.00	682,845	(f)	738,307
Federal Natl Mtge Assn #555734
07-01-23	5.00	648,851	(f)	682,606
Federal Natl Mtge Assn #555740
08-01-18	4.50	872,474	(f)	919,983
Federal Natl Mtge Assn #555851
01-01-33	6.50	807,329	(f)	881,859
Federal Natl Mtge Assn #575487
04-01-17	6.50	359,846	(f)	391,380
Federal Natl Mtge Assn #621581
12-01-31	6.50	202,140	(f)	223,261
Federal Natl Mtge Assn #633966
03-01-17	6.00	74,512	(f)	80,568
Federal Natl Mtge Assn #634749
03-01-17	5.50	416,731	(f)	451,360
Federal Natl Mtge Assn #640996
05-01-32	7.50	386,559	(f)	438,085
Federal Natl Mtge Assn #643381
06-01-17	6.00	183,648	(f)	198,575

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Federal Natl Mtge Assn #645053
05-01-32	7.00	602,147	(f)	666,802
Federal Natl Mtge Assn #646147
06-01-32	7.00	280,288	(f)	316,824
Federal Natl Mtge Assn #652284
08-01-32	6.50	309,723	(f)	337,735
Federal Natl Mtge Assn #653145
07-01-17	6.00	144,016	(f)	156,493
Federal Natl Mtge Assn #653730
09-01-32	6.50	141,680	(f)	155,778
Federal Natl Mtge Assn #655589
08-01-32	6.50	1,077,474	(f)	1,189,343
Federal Natl Mtge Assn #666424
08-01-32	6.50	182,748	(f)	199,277
Federal Natl Mtge Assn #670461
11-01-32	7.50	143,417	(f)	162,533
Federal Natl Mtge Assn #677333
01-01-33	6.00	3,077,338	(f)	3,327,289
Federal Natl Mtge Assn #688034
03-01-33	5.50	346,078	(f)	372,472
Federal Natl Mtge Assn #688691
03-01-33	5.50	496,633	(f)	528,320
Federal Natl Mtge Assn #711503
06-01-33	5.50	701,299	(f)	750,809
Federal Natl Mtge Assn #720576
06-01-33	5.00	1,760,564	(f)	1,836,792
Federal Natl Mtge Assn #735029
09-01-13	5.32	609,601	(f)	649,038
Federal Natl Mtge Assn #741850
09-01-33	5.50	1,466,676	(f)	1,560,256
Federal Natl Mtge Assn #753507
12-01-18	5.00	1,500,083	(f)	1,599,574
Federal Natl Mtge Assn #755498
11-01-18	5.50	657,649	(f)	708,039
Federal Natl Mtge Assn #756788
11-01-33	6.50	212,247	(f)	230,844
Federal Natl Mtge Assn #928019
01-01-37	5.50	1,532,132	(f,n)	1,625,818
FirstEnergy
Sr Unsecured Series B
11-15-11	6.45	38,000		40,901
Florida Power
1st Mtge
06-15-38	6.40	520,000		567,893
Forest Oil
02-15-14	8.50	320,000		336,000
General Electric Capital Assurance
Series 2003-1 Cl A4
05-12-35	5.25	425,984	(d,f)	446,163
General Electric Capital
(New Zealand Dollar) Sr Unsecured
02-04-10	6.63	3,450,000		2,420,700
General Electric Capital
Sr Unsecured
01-08-20	5.50	400,000		396,625
01-10-39	6.88	615,000		639,114
Georgia-Pacific LLC
05-01-16	8.25	230,000	(d)	246,100

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Goldman Sachs Group
(European Monetary Unit) Sr Unsecured
05-02-18	6.38	350,000		538,412
Goldman Sachs Group
Sr Unsecured
02-15-19	7.50	105,000		121,726
Govt Natl Mtge Assn #604708
10-15-33	5.50	749,128	(f)	798,674
Govt Natl Mtge Assn
Collateralized Mtge Obligation
Interest Only
Series 2002-80 Cl CI
01-20-32	28.34	173,242	(f,h)	3,487
Greenwich Capital Commercial Funding
Series 2003-C1 Cl A3
07-05-35	3.86	725,000	(f)	735,078
Greenwich Capital Commercial Funding
Series 2004-GG1 Cl A5
06-10-36	4.88	500,000	(f)	509,560
Greenwich Capital Commercial Funding
Series 2007-GG9 Cl A4
03-10-39	5.44	2,100,000	(f)	1,945,382
Greif
Sr Unsecured
02-01-17	6.75	195,000		191,587
GS Mtge Securities II
Series 2007-EOP Cl J
03-06-20	1.08	1,250,000	(d,f,i)	1,034,088
GS Mtge Securities II
Series 2007-GG10 Cl F
08-10-45	5.80	775,000	(f)	93,363
Harborview Mtge Loan Trust
Collateralized Mtge Obligation
Series 2004-1 Cl A4
04-19-34	4.77	1,869,209	(f,i)	1,721,485
HCA
Sr Secured
02-15-17	9.88	325,000	(d)	353,438
Hertz Vehicle Financing LLC
Series 2009-2A Cl A1
03-25-14	4.26	1,350,000	(d)	1,366,725
HJ Heinz Finance
07-15-11	6.63	500,000		538,245
Indiana Michigan Power
Sr Unsecured
03-15-37	6.05	85,000		87,785
INVISTA
Sr Unsecured
05-01-12	9.25	465,000	(d)	469,650
Jarden
05-01-16	8.00	300,000		312,750
JPMorgan Chase & Co
Sr Unsecured
04-23-19	6.30	405,000		448,171
JPMorgan Chase Commercial Mtge Securities
Series 2003-LN1 Cl A1
10-15-37	4.13	189,201	(f)	193,940

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
JPMorgan Chase Commercial Mtge Securities
Series 2003-ML1A Cl A1
03-12-39	3.97	132,812	(f)	135,211
JPMorgan Chase Commercial Mtge Securities
Series 2003-ML1A Cl A2
03-12-39	4.77	1,200,000	(f)	1,225,488
JPMorgan Chase Commercial Mtge Securities
Series 2007-CB20 Cl E
02-12-51	6.20	675,000	(d,f)	131,769
K Hovnanian Enterprises
Sr Secured
10-15-16	10.63	470,000	(d)	500,550
Kerr-McGee
09-15-11	6.88	805,000		867,965
Kraft Foods
Sr Unsecured
02-11-13	6.00	150,000		162,871
08-11-17	6.50	704,000		778,279
02-01-18	6.13	155,000		165,954
L-3 Communications
07-15-13	6.13	320,000		323,200
L-3 Communications
Series B
10-15-15	6.38	531,000		537,638
Lamar Media
01-01-13	7.25	190,000		190,000
04-01-14	9.75	255,000		279,225
08-15-15	6.63	270,000		259,875
LB-UBS Commercial Mtge Trust
Series 2004-C2 Cl A3
03-15-29	3.97	750,000	(f)	734,327
LB-UBS Commercial Mtge Trust
Series 2006-C4 Cl AAB
06-15-32	5.86	750,000	(f)	775,069
LB-UBS Commercial Mtge Trust
Series 2007-C7 Cl A3
09-15-45	5.87	900,000	(f)	815,142
Lehman Brothers Holdings
Sr Unsecured
05-02-18	6.88	1,320,000	(b,m)	290,400
Liberty Media LLC
Sr Unsecured
05-15-13	5.70	77,000		74,498
Mellon Funding
(British Pound)
11-08-11	6.38	370,000		629,586
Merrill Lynch & Co
(British Pound) Sr Unsub
09-24-10	5.13	221,000		355,913
Metropolitan Life Global Funding 1
(British Pound)
Sr Secured
01-27-11	4.63	540,000		874,736
MGM MIRAGE
Sr Secured
11-15-17	11.13	290,000	(d)	326,250
MGM MIRAGE
Sr Unsecured
03-01-18	11.38	470,000	(d,o)	444,150

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Morgan Stanley Capital I
Series 2004-HQ4 Cl A5
04-14-40	4.59	750,000	(f)	745,166
Morgan Stanley Capital I
Series 2006-T23 Cl AAB
08-12-41	5.80	575,000	(f)	605,526
Morgan Stanley
(British Pound) Sr Unsecured
04-11-11	7.50	470,000		788,656
Morgan Stanley
(European Monetary Unit) Sr Unsecured
10-02-17	5.50	625,000		894,418
Morgan Stanley
Sr Unsecured
04-01-18	6.63	205,000		224,158
Nalco
Sr Nts
05-15-17	8.25	570,000	(d)	611,325
Natl Collegiate Student Loan Trust
Collateralized Mtge Obligation
Interest Only
Series 2006-3 Cl AIO
01-25-12	5.88	2,400,000	(h)	294,178
Nevada Power
Series L
01-15-15	5.88	1,000,000		1,090,076
Nevada Power
Series O
05-15-18	6.50	365,000		401,493
NewPage
Sr Secured
12-31-14	11.38	156,000	(o)	150,930
News America
01-09-38	6.75	370,000		391,201
Nextel Communications
Series D
08-01-15	7.38	595,000		536,988
Nielsen Finance LLC
08-01-14	10.00	200,000	(o)	208,000
NiSource Finance
09-15-17	5.25	800,000		808,064
01-15-19	6.80	700,000		765,769
Northern States Power
1st Mtge Series B
08-28-12	8.00	515,000		596,389
Northwest Pipeline
Sr Unsecured
04-15-17	5.95	1,085,000		1,174,425
NRG Energy
02-01-16	7.38	1,290,000		1,283,550
Omnicare
12-15-13	6.75	405,000		400,950
Pacificorp
1st Mtge
10-15-37	6.25	200,000		217,940
Petrohawk Energy
08-01-14	10.50	480,000		526,800

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Potomac Electric Power
1st Mtge
04-15-14	4.65	280,000		300,289
PPL Electric Utilities
1st Mtge
11-30-13	7.13	2,850,000		3,291,822
Progress Energy
Sr Unsecured
03-01-11	7.10	325,000		343,694
03-15-14	6.05	875,000		966,595
12-01-39	6.00	245,000		242,695
Quicksilver Resources
08-01-15	8.25	245,000		252,044
Qwest Communications Intl
02-15-11	7.25	310,000		310,000
04-01-18	7.13	370,000	(d)	360,750
Qwest
Sr Unsecured
10-01-14	7.50	175,000		184,625
Range Resources
05-15-16	7.50	320,000		328,800
05-15-19	8.00	720,000		766,800
Regal Cinemas
07-15-19	8.63	200,000		206,500
Renaissance Home Equity Loan Trust
Series 2005-4 Cl A3
02-25-36	5.57	418,690		403,777
Reynolds Group Issuer LLC
Sr Secured
10-15-16	7.75	265,000	(d)	268,312
RR Donnelley & Sons
Sr Unsecured
01-15-17	6.13	2,190,000		2,207,515
SandRidge Energy
06-01-18	8.00	370,000	(d)	366,300
Santander Drive Auto Receivables Trust
Series 2007-1 Cl A4 (FGIC)
09-15-14	0.28	1,176,179	(i,k)	1,161,599
SBA Telecommunications
08-15-16	8.00	240,000	(d)	249,000
08-15-19	8.25	85,000	(d)	89,250
SCANA
Sr Unsecured
05-15-11	6.88	205,000		218,838
Select Medical
02-01-15	7.63	490,000		480,200
Sierra Pacific Power
Series M
05-15-16	6.00	2,935,000		3,214,057
Southern California Gas
1st Mtge
03-15-14	5.50	845,000		931,095
Southern Natural Gas
Sr Unsecured
04-01-17	5.90	2,131,000	(d)	2,250,472
Speedway Motorsports
06-01-16	8.75	435,000		463,819
Sprint Nextel
Sr Unsecured
08-15-17	8.38	150,000		146,250

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Tampa Electric
Sr Unsecured
05-15-18	6.10	620,000		678,537
TCM Sub LLC
01-15-15	3.55	845,000	(d)	848,507
Time Warner Cable
02-01-20	5.00	185,000		180,964
Toledo Edison
Sr Secured
05-15-37	6.15	450,000		458,470
Toyota Motor Credit
(European Monetary Unit)
02-12-10	4.00	150,000		208,147
Transcontinental Gas Pipe Line LLC
Sr Unsecured
04-15-16	6.40	3,590,000		4,003,642
TransDigm
07-15-14	7.75	200,000	(d)	202,000
U.S. Treasury
06-30-11	1.13	7,000,000	(o)	7,063,987
10-31-11	1.00	670,000	(o)	673,585
07-15-12	1.50	2,130,000	(o)	2,151,798
12-31-14	2.63	2,430,000	(o)	2,465,691
01-31-15	2.25	2,340,000	(e)	2,329,025
02-15-15	4.00	2,115,000	(o)	2,284,035
06-30-16	3.25	800,000	(o)	816,750
11-15-19	3.38	1,870,000		1,833,769
08-15-23	6.25	8,300,000		10,141,562
08-15-39	4.50	1,225,000		1,223,469
United Rentals North America
02-15-12	6.50	450,000		450,000
US Cellular
Sr Unsecured
12-15-33	6.70	165,000		164,826
Verizon New York
Sr Unsecured Series A
04-01-12	6.88	2,380,000		2,616,664
Verizon New York
Sr Unsecured Series B
04-01-32	7.38	855,000		930,633
Volkswagen Auto Lease Trust
Series 2009-A Cl A3
04-16-12	3.41	725,000		745,988
Wachovia Bank Commercial Mtge Trust
Series 2005-C20 Cl A5
07-15-42	5.09	800,000	(f)	823,906
Wachovia Bank Commercial Mtge Trust
Series 2006-C24 Cl APB
03-15-45	5.58	500,000	(f)	506,261
Wachovia Bank Commercial Mtge Trust
Series 2006-C27 Cl APB
07-15-45	5.73	900,000	(f)	919,694
Wells Fargo & Co
(British Pound) Sr Unsecured
11-30-10	4.75	1,300,000		2,120,531
Wells Fargo & Co
(European Monetary Unit) Sr Unsecured
11-03-16	4.13	330,000		457,675

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Wells Fargo & Co
Sr Unsecured
12-11-17	5.63	720,000		756,856
Williams Partners LP/Finance
Sr Unsecured
02-01-17	7.25	570,000		638,885
Windstream
08-01-16	8.63	315,000		323,269
03-15-19	7.00	40,000		37,450

Total				192,116,100

Uruguay (0.2%)
Republic of Uruguay
11-18-22	8.00	450,000	(o)	514,575
Republica Orient Uruguay
Sr Unsecured
03-21-36	7.63	275,000	(o)	296,313

Total				810,888

Venezuela (0.4%)
Petroleos de Venezuela
04-12-17	5.25	1,190,000		719,950
Republic of Venezuela
02-26-16	5.75	620,000		437,100
Republic of Venezuela
Sr Unsecured
10-08-14	8.50	160,000		130,400
05-07-23	9.00	931,000		656,355

Total				1,943,805

Total Bonds
(Cost: $474,579,528)				$497,172,465

Senior Loans (0.1%)(l)

	Coupon	Principal
Borrower	Rate	Amount		Value(a)
United States
FairPoint Communications
Tranche B Term Loan
03-31-15	5.00%	$558,658	(b)	$418,837

Total Senior Loans
(Cost: $319,170)				$418,837

Money Market Fund (1.4%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.16%	6,980,510	(p)	$6,980,510

Total Money Market Fund
(Cost: $6,980,510)			$6,980,510

Investments of Cash Collateral Received for Securities on Loan (1.4%)

	Shares	Value(a)
Cash Collateral Reinvestment Fund
JPMorgan Prime Money Market Fund	7,398,270	$7,398,270

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $7,398,270)		$7,398,270

Total Investments in Securities
(Cost: $489,277,478)(q)		$511,970,082

Investments in Derivatives
Futures Contracts Outstanding at Jan. 31, 2010

	Number of			Unrealized
	contracts	Notional	Expiration	appreciation
Contract description	long (short)	market value	date	(depreciation)

Euro-Bobl, 5-year	9	$1,463,017	March 2010	$5,972
Euro-Bund, 10-year	1	171,042	March 2010	(95)
Japanese Govt Bond, 10-year	6	9,273,875	March 2010	2,286
U.S. Treasury Note, 5-year	(26)	(3,027,984)	April 2010	7,070
U.S. Treasury Note, 10-year	132	15,596,625	March 2010	258,645

Total				$273,878

Forward Foreign Currency Contracts Open at Jan. 31, 2010

			Unrealized	Unrealized
Exchange date	Currency to be delivered	Currency to be received	appreciation	depreciation

Feb. 12, 2010	2,922,705 U.S. Dollar	3,025,000 Canadian Dollar	$—	$(93,446)

Feb. 17, 2010	3,065,156 U.S. Dollar	5,410,000 Brazilian Real	—	(216,719)

Feb. 18, 2010	280,000 British Pound	447,720 U.S. Dollar	217	—

Feb. 19, 2010	2,300,000 New Zealand Dollar	1,704,530 U.S. Dollar	92,815	—

Feb. 22, 2010	17,413,403 U.S. Dollar	1,591,585,000 Japanese Yen	220,360	—

Feb. 24, 2010	1,400,993 U.S. Dollar	1,950,000 Singapore Dollar	—	(14,494)

Feb. 25, 2010	1,050,000 British Pound	1,181,900 European Monetary Unit	—	(39,582)

Feb. 25, 2010	2,667,969 U.S. Dollar	34,150,000 Mexican Peso	—	(63,128)

March 1, 2010	89,000 European Monetary Unit	125,023 U.S. Dollar	1,637	—

Total			$315,029	$(427,369)

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Oct. 31, 2009.

(b)	Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c)	Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Jan. 31, 2010, the value of these securities amounted to $41,176,669 or 8.02% of net assets.

(e)	At Jan. 31, 2010, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $2,322,595.

(f)	Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g)	This is a variable rate security that entitles holders to receive only interest payments. Interest is paid annually. The interest payment is based on the Gross Domestic Product (GDP) level of the previous year for the respective country. To the extent that the previous year’s GDP exceeds the ‘base case GDP’, an interest payment is made equal to 0.012225 of the difference.

(h)	Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. The interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Jan. 31, 2010.

(i)	Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Jan. 31, 2010.

(j)	Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(k)	The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

AGM	— Assured Guaranty Municipal Corporation

AMBAC	— Ambac Assurance Corporation

FGIC	— Financial Guaranty Insurance Company

NPFGC	— National Public Finance Guarantee Corporation

(l)	Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(m)	This position is in bankruptcy.

(n)	At Jan. 31, 2010, investments in securities included securities valued at $429,866 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(o)	At Jan. 31, 2010, security was partially or fully on loan.

(p)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Jan. 31, 2010.

(q)	At Jan. 31, 2010, the cost of securities for federal income tax purposes was approximately $489,277,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$30,234,000
Unrealized depreciation	(7,541,000)

Net unrealized appreciation	$22,693,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Jan. 31, 2010:

	Fair value at Jan. 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Bonds
Foreign Government Obligations & Agencies	$—	$264,323,933	$—	$264,323,933
U.S. Government Obligations & Agencies	30,983,671	7,053,867	—	38,037,538
Asset-Backed Securities	—	14,185,737	1,822,382	16,008,119
Commercial Mortgage-Backed Securities	—	15,679,864	—	15,679,864
Residential Mortgage-Backed Securities	—	34,857,763	—	34,857,763
Corporate Debt Securities	—	127,225,806	1,039,442	128,265,248

Total Bonds	30,983,671	463,326,970	2,861,824	497,172,465

Other
Senior Loans	—	418,837	—	418,837
Affiliated Money Market Fund (a)	6,980,510	—	—	6,980,510
Investments of Cash Collateral Received for Securities on Loan (b)	7,398,270	—	—	7,398,270

Total Other	14,378,780	418,837	—	14,797,617

Investments in Securities	45,362,451	463,745,807	2,861,824	511,970,082
Other Financial Instruments (c)	273,878	(112,340)	—	161,538

Total	$45,636,329	$463,633,467	$2,861,824	$512,131,620

(a)	Money market fund that is a sweep investment for cash balances in the Fund at Jan. 31, 2010.

(b)	Asset categories for Investments of Cash Collateral are identified in the Portfolio of Investments.

(c)	Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Asset-Backed	Corporate Debt
	Securities	Securities	Total

Balance as of Oct. 31, 2009	$2,060,678	$—	$2,060,678
Accrued discounts/premiums	192	5,259	5,451
Realized gain (loss)	20,591	—	20,591
Change in unrealized appreciation (depreciation)*	(104,536)	(13,213)	(117,749)
Net purchases (sales)	(154,543)	1,047,396	892,853
Transfers in and/or out of Level 3	—	—	—

Balance as of Jan. 31, 2010	$1,822,382	$1,039,442	$2,861,824

*	Change in unrealized appreciation (depreciation) relating to securities held at Jan. 31, 2010 was $15,528, which is comprised of Asset-Backed Securities of $14,807 and Corporate Debt Securities of $721.

Portfolio of Investments
Threadneedle Emerging Markets Fund
Jan. 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (97.6%)(c)

Issuer	Shares		Value(a)
Brazil (19.0%)
Anhanguera Educacional Participacoes Unit	623,200	(b)	$8,552,758
BM&FBOVESPA	821,300		5,518,685
Cia Energetica de Minas Gerais ADR	169,519		2,825,882
Companhia Siderurgica Nacional ADR	286,556		8,344,511
Cyrela Brazil Realty	561,000		6,408,044
Itaú Unibanco Holding ADR	780,110		14,946,907
Lojas Renner	858,100		16,296,879
Multiplan Empreendimentos Imobiliarios	170,988		2,707,649
OGX Petroleo e Gas Participacoes	370,000		3,281,077
Petroleo Brasileiro ADR	392,840		15,937,519
Vale ADR	993,357		25,618,676

Total			110,438,587

Chile (0.7%)
Banco Santander Chile ADR	66,939		4,138,838

China (7.9%)
Bank of China Series H	8,500,000	(f)	4,066,202
China Construction Bank Series H	9,034,000		6,901,736
China Life Insurance Series H	1,679,000	(f)	7,404,798
China Natl Building Material Series H	848,000		1,401,308
China Petroleum & Chemical Series H	2,994,000	(f)	2,329,323
China Shenhua Energy Series H	664,000	(f)	2,830,389
Industrial & Commercial Bank of China Series H	8,295,000		6,041,559
PetroChina Series H	4,178,000		4,666,305
Tencent Holdings	195,100	(f)	3,617,060
Tingyi (Cayman Islands) Holding	1,260,000	(f)	2,721,101
ZTE Series H	711,200	(f)	4,149,155

Total			46,128,936

Egypt (0.9%)
Orascom Construction Inds GDR	112,306	(d,e)	5,413,296
Hong Kong (3.8%)
China Mobile	1,183,500		11,119,164
China Overseas Land & Investment	975,797	(f)	1,733,087
CNOOC ADR	39,726		5,554,887
Hengan Intl Group	601,000		4,010,292

Total			22,417,430

Hungary (0.8%)
OTP Bank	164,161	(b,f)	4,826,309

Issuer	Shares		Value(a)
India (6.6%)
Bharat Heavy Electricals	120,394		6,276,857
Cairn India	531,574	(b)	3,050,256
Housing Development Finance	111,628		5,744,609
Infosys Technologies	123,307		6,588,059
Larsen & Toubro	81,972		2,521,325
Reliance Inds	392,768		8,833,155
State Bank of India	126,670		5,631,314

Total			38,645,575

Indonesia (1.2%)
Bank Central Asia	5,920,000		3,142,924
PT Astra Intl	1,026,500		3,926,314

Total			7,069,238

Israel (0.8%)
Israel Chemicals	341,335		4,433,077
Luxembourg (1.0%)
Ternium ADR	192,890	(b)	5,740,406
Malaysia (0.8%)
CIMB Group Holdings	1,215,500		4,504,361
Mexico (6.5%)
America Movil ADR Series L	202,283		8,829,653
Bolsa Mexicana de Valores	2,099,200	(b,f)	2,649,410
Fresnillo	290,340		3,087,352
Grupo Financiero Banorte Series O	911,600		2,992,785
Grupo Modelo Series C	1,654,000	(b)	8,166,636
Wal-Mart de Mexico Series V	2,767,100	(f)	12,274,093

Total			37,999,929

Panama (1.5%)
Copa Holdings Cl A	170,232		8,848,659
Poland (1.2%)
Bank Pekao	54,105	(b)	3,128,214
KGHM Polska Miedz	109,183		3,586,543

Total			6,714,757

Russia (10.5%)
CTC Media	276,667	(b)	3,735,005
Eurasia Drilling GDR	236,717	(d,e)	3,266,695
Evraz Group GDR	266,643	(d,e)	8,752,807
Gazprom ADR	261,219		6,312,357
LUKOIL ADR	58,788		3,214,921
Rosneft Oil GDR	1,243,540	(d)	9,513,080
Rosneft Oil GDR	164,010		1,261,404
Sberbank	4,581,711		13,043,820
Vimpel-Communications ADR	419,611		7,611,744
X5 Retail Group GDR	144,076	(b,d,e)	4,606,332

Total			61,318,165

Issuer	Shares		Value(a)
South Africa (4.7%)
Impala Platinum Holdings	153,997		3,949,078
MTN Group	330,987		4,729,361
Naspers Series N	122,386		4,317,939
Sasol	47,784		1,772,194
Shoprite Holdings	369,891		3,379,240
Standard Bank Group	435,978		6,183,750
Truworths Intl	529,442		2,928,470

Total			27,260,032

South Korea (11.5%)
Hyundai Development	75,370		2,325,984
Hyundai Engineering & Construction	51,219		2,830,985
Hyundai Mobis	23,801		3,016,325
Hyundai Motor	67,331		6,503,410
KB Financial Group	117,191	(b)	5,052,134
LG Display	89,300		2,887,658
LG Electronics	19,564		1,825,569
LG Household & Health Care	26,990		6,599,931
POSCO	15,221		6,945,043
Samsung Electronics	27,110		17,290,018
Samsung Fire & Marine Insurance	16,088		2,565,408
Samsung Heavy Inds	156,960		3,221,940
Shinhan Financial Group	165,970	(b)	5,796,958

Total			66,861,363

Taiwan (12.8%)
Acer	2,163,000		6,025,009
Asustek Computer	774,000		1,494,120
Cathay Financial Holding	1,714,000	(b)	2,890,641
China Steel	3,327,000		3,372,151
Delta Electronics	2,458,000		7,402,794
Far Eastern New Century	2,719,840		2,973,014
Hon Hai Precision Industry	2,190,283		9,128,327
MediaTek	575,990		9,294,374
Siliconware Precision Inds	2,266,000		2,969,301
Synnex Technology Intl	1,654,400		3,384,186
Taiwan Semiconductor Mfg	4,397,858		8,349,710
Taiwan Semiconductor Mfg ADR	271,783		2,761,315
Tripod Technology	2,236,766		7,641,692
U-Ming Marine Transport	1,770,000		3,368,656
Yuanta Financial Holding	5,137,000		3,259,195

Total			74,314,485

Thailand (1.4%)
Bangkok Bank	1,550,275		5,256,413
Siam Commercial Bank	1,262,600		3,021,692

Total			8,278,105

Turkey (3.3%)
Arcelik	912,418		3,609,381
BIM Birlesik Magazalar	67,068		3,044,376
Tofas Turk Otomobil Fabrikasi	1,032,157		3,885,749
Turkiye Garanti Bankasi	2,133,871		8,954,728

Total			19,494,234

Issuer	Shares	Value(a)
United States (0.7%)
Southern Copper	151,470	4,033,646

Total Common Stocks (Cost: $492,417,983)		$568,879,428

Other (—%)(c)

Issuer	Shares		Value(a)
Singapore
Golden Agri-Resources Warrants	1	(b,e,g)	$—

Total Other (Cost: $—)			$—

Money Market Fund (2.2%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.16%	12,649,471	(h)	$12,649,471

Total Money Market Fund (Cost: $12,649,471)			$12,649,471

Investments of Cash Collateral Received for Securities on Loan (2.8%)

	Shares	Value(a)
Cash Collateral Reinvestment Fund
JPMorgan Prime Money Market Fund	16,121,375	$16,121,375

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $16,121,375)		$16,121,375

Total Investments in Securities (Cost: $521,188,829)(i)		$597,650,274

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Summary of Investments in Securities by Industry
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at Jan. 31, 2010:

	Percentage of net
Industry	assets	Value(a)
Airlines	1.5%	$8,848,659
Auto Components	0.5	3,016,325
Automobiles	2.5	14,315,473
Beverages	1.4	8,166,636
Capital Markets	0.6	3,259,195
Chemicals	0.8	4,433,077
Commercial Banks	18.4	107,630,644
Communications Equipment	0.7	4,149,155
Computers & Peripherals	1.3	7,519,129
Construction & Engineering	2.2	13,091,590
Construction Materials	0.2	1,401,308
Diversified Consumer Services	1.5	8,552,758
Diversified Financial Services	1.4	8,168,095
Diversified Telecommunication Services	1.3	7,611,744
Electric Utilities	0.5	2,825,882
Electrical Equipment	1.1	6,276,857
Electronic Equipment, Instruments & Components	5.2	30,444,657
Energy Equipment & Services	0.6	3,266,695
Food & Staples Retailing	4.0	23,304,041
Food Products	0.5	2,721,101
Household Durables	2.0	11,842,994
Household Products	1.1	6,599,931
Industrial Conglomerates	0.5	2,973,014
Insurance	2.2	12,860,847
Internet Software & Services	0.6	3,617,060
IT Services	1.1	6,588,059
Machinery	0.6	3,221,940
Marine	0.6	3,368,656
Media	1.4	8,052,944
Metals & Mining	12.5	73,430,213
Multiline Retail	2.8	16,296,879
Oil, Gas & Consumable Fuels	11.8	68,556,867
Personal Products	0.7	4,010,292
Real Estate Management & Development	0.8	4,440,736
Semiconductors & Semiconductor Equipment	7.0	40,664,718
Specialty Retail	0.5	2,928,470
Thrifts & Mortgage Finance	1.0	5,744,609
Wireless Telecommunication Services	4.2	24,678,178
Other(1)	5.0	28,770,846

Total		$597,650,274

(1)	Cash & Cash Equivalents.
Investments in Derivatives
Forward Foreign Currency Contracts Open at Jan. 31, 2010

	Currency to		Unrealized	Unrealized
Exchange date	be delivered	Currency to be received	appreciation	depreciation

Feb. 2, 2010	224,441	2,900,000	$—	$(2,616)
	Mexican Peso	U.S. Dollar

Notes to Portfolio of Investments
ADR — American Depository Receipt
GDR — Global Depository Receipt

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Oct. 31, 2009.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Jan. 31, 2010, the value of these securities amounted to $31,552,210 or 5.42% of net assets.

(e)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at Jan. 31, 2010 was $22,039,130, representing 3.78% of net assets. Information concerning such security holdings at Jan. 31, 2010 is as follows:

	Acquisition
Security	dates	Cost

Eurasia Drilling GDR	11-02-07 thru 04-15-08	$5,578,172
Evraz Group GDR	05-06-09 thru 12-11-09	5,173,642
Orascom Construction Inds GDR	12-06-06 thru 11-25-09	4,250,596
X5 Retail Group GDR	01-28-09 thru 08-18-09	1,940,084
Golden Agri-Resources Warrants	09-23-09	—
(f) At Jan. 31, 2010, security was partially or fully on loan.
(g) Negligible market value.
(h) Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Jan. 31, 2010.
(i) At Jan. 31, 2010, the cost of securities for federal income tax purposes was approximately $521,189,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$92,462,000
Unrealized depreciation	(16,001,000)

Net unrealized appreciation	$76,461,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Annual Report dated Oct. 31, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Jan. 31, 2010:

	Fair value at Jan. 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks(a)
Auto Components	$—	$3,016,325	$—	$3,016,325
Automobiles	—	14,315,473	—	14,315,473
Beverages	—	8,166,636	—	8,166,636
Capital Markets	—	3,259,195	—	3,259,195
Chemicals	—	4,433,077	—	4,433,077
Commercial Banks	19,085,745	88,544,899	—	107,630,644
Communications Equipment	—	4,149,155	—	4,149,155
Computers & Peripherals	—	7,519,129	—	7,519,129
Construction & Engineering	—	13,091,590	—	13,091,590
Construction Materials	—	1,401,308	—	1,401,308
Diversified Consumer Services	—	8,552,758	—	8,552,758
Diversified Financial Services	—	8,168,095	—	8,168,095
Electrical Equipment	—	6,276,857	—	6,276,857
Electronic Equipment, Instruments & Components	—	30,444,657	—	30,444,657
Energy Equipment & Services	—	3,266,695	—	3,266,695
Food & Staples Retailing	—	23,304,041	—	23,304,041
Food Products	—	2,721,101	—	2,721,101
Household Durables	—	11,842,994	—	11,842,994
Household Products	—	6,599,931	—	6,599,931
Industrial Conglomerates	—	2,973,014	—	2,973,014
Insurance	—	12,860,847	—	12,860,847
Internet Software & Services	—	3,617,060	—	3,617,060
IT Services	—	6,588,059	—	6,588,059
Machinery	—	3,221,940	—	3,221,940
Marine	—	3,368,656	—	3,368,656
Media	3,735,005	4,317,939	—	8,052,944
Metals & Mining	43,737,240	29,692,973	—	73,430,213
Multiline Retail	—	16,296,879	—	16,296,879
Oil, Gas & Consumable Fuels	27,804,763	40,752,104	—	68,556,867
Personal Products	—	4,010,292	—	4,010,292
Real Estate Management & Development	—	4,440,736	—	4,440,736
Semiconductors & Semiconductor Equipment	2,761,315	37,903,403	—	40,664,718
Specialty Retail	—	2,928,470	—	2,928,470
Thrifts & Mortgage Finance	—	5,744,609	—	5,744,609
Wireless Telecommunication Services	8,829,653	15,848,525	—	24,678,178
All Other Industries(b)	19,286,285	—	—	19,286,285

Total Equity Securities	125,240,006	443,639,422	—	568,879,428

Other
Affiliated Money Market Fund(c)	12,649,471	—	—	12,649,471
Investments of Cash Collateral Received for Securities on Loan(d)	16,121,375	—	—	16,121,375

Total Other	28,770,846	—	—	28,770,846

Investments in Securities	154,010,852	443,639,422	—	597,650,274
Other Financial Instruments(e)	—	(2,616)	—	(2,616)

Total	$154,010,852	$443,636,806	$—	$597,647,658

(a)	Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading. Therefore, these investment securities were classified as Level 2 instead of Level 1.

(b)	Industry classifications are identified in the Portfolio of Investments.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Jan. 31, 2010.

(d)	Asset categories for Investments of Cash Collateral are identified in the Portfolio of Investments.

(e)	Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.

Portfolio of Investments
Threadneedle Global Equity Fund
Jan. 31, 2010 (Unaudited)

(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (98.1%)(c)

Issuer	Shares		Value(a)
Australia (0.8%)
CSL	136,253		$3,743,676

Belgium (1.0%)
Fortis1,	288,493	(b)	4,535,220

Bermuda (0.5%)
PartnerRe	34,197		2,550,754

Brazil (2.1%)
Cielo	204,952		1,622,740
Multiplan Empreendimentos Imobiliarios	197,000		3,119,557
Natura Cosmeticos	165,400		2,963,144
Redecard	157,600		2,192,008

Total			9,897,449

Canada (1.4%)
Barrick Gold	79,748		2,776,825
Nexen	177,900		3,895,463

Total			6,672,288

China (1.2%)
China High Speed Transmission Equipment Group	70,000		138,942
Focus Media Holding ADR	151,003	(b)	2,026,460
Industrial & Commercial Bank of China Series H	4,435,000	(d)	3,230,177

Total			5,395,579

Denmark (0.5%)
Vestas Wind Systems	43,843	(b)	2,306,355

Finland (0.4%)
Talvivaara Mining	364,317	(b)	2,041,255

France (2.1%)
Euler Hermes	32,540	(d)	2,634,672
France Telecom	81,099		1,859,101
Renault	109,924	(b)	5,159,533

Total			9,653,306

Germany (2.0%)
E.ON	62,415		2,294,895
Linde	33,898		3,721,073
MTU Aero Engines Holding	62,441		3,240,643

Total			9,256,611

Hong Kong (2.9%)
Champion REIT	3,714,770	(d)	1,563,335
Great Eagle Holdings	1,427,377		3,475,820

Issuer	Shares		Value(a)
Hongkong & Shanghai Hotels	1,762,500	(d)	2,481,209
KWG Property Holding	2,956,000		1,778,990
Sun Hung Kai Properties	324,000		4,146,961

Total			13,446,315

India (1.1%)
State Bank of India GDR	58,445		5,217,018

Indonesia (1.9%)
Bank Rakyat Indonesia	6,927,000		5,619,358
Perusahaan Gas Negara	8,416,500		3,372,589

Total			8,991,947

Ireland (0.8%)
Accenture Cl A	93,895		3,848,756

Japan (8.2%)
Asahi Breweries	330,600		6,414,144
Canon	118,200		4,620,466
Honda Motor	157,800		5,347,999
Hoya	176,600		4,708,910
KDDI	419		2,208,779
Makita	129,300		4,338,529
Mitsubishi Estate	172,000		2,784,718
Nintendo	12,000		3,345,813
Nippon Electric Glass	173,000		2,433,805
Osaka Securities Exchange	355		1,970,907

Total			38,174,070

Luxembourg (1.1%)
Millicom Intl Cellular	71,992		5,134,469

Mexico (2.1%)
America Movil ADR Series L1	52,495		6,656,408
Grupo Mexico Series B	1,514,600		3,075,912

Total			9,732,320

Netherlands (1.6%)
Fugro	45,386		2,691,247
ING Groep	506,000	(b)	4,737,818

Total			7,429,065

Poland (0.7%)
KGHM Polska Miedz	94,285		3,097,159

Portugal (0.7%)
Galp Energia Series B	200,999	(d)	3,204,703

Singapore (0.9%)
DBS Group Holdings	404,000		4,071,412

South Korea (2.7%)
KB Financial Group	54,668	(b)	2,356,751
NHN	19,331	(b)	2,869,029
Samsung Electronics	11,056		7,430,885

Total			12,656,665

Issuer	Shares		Value(a)
Spain (1.3%)
Banco Santander	225,786	(d)	3,223,972
Inditex	43,224		2,720,404

Total			5,944,376

Switzerland (6.0%)
Credit Suisse Group	44,000		1,903,673
Nestlé	200,333		9,497,921
Noble	66,233		2,670,515
Novartis	89,786		4,805,795
Roche Holding	36,865		6,186,044
Syngenta	10,814		2,767,911

Total			27,831,859

Taiwan (1.1%)
Hon Hai Precision Industry	629,000		2,621,450
Taiwan Semiconductor Mfg	1,426,000		2,707,383

Total			5,328,833

United Kingdom (12.6%)
3i Group	853,051		3,577,549
Aggreko	290,499		4,173,766
Autonomy	82,934	(b)	2,054,171
BG Group	417,878		7,681,224
Chemring Group	67,331		3,453,124
Ensco Intl ADR	108,600		4,238,658
HSBC Holdings	664,266		7,110,450
ICAP	413,097		2,427,072
Intl Power	699,933		3,573,018
Rio Tinto	94,628		4,613,969
Tesco	440,122		2,978,296
Tullow Oil	378,035		6,923,572
Vodafone Group	1,057,130		2,258,179
Weir Group	252,770		3,110,242

Total			58,173,290

United States (40.4%)
Aetna	86,697		2,598,309
American Tower Cl A	88,656	(b)	3,763,447
Apple	36,581	(b)	7,027,942
Bank of America	254,119		3,857,526
Cisco Systems	174,501	(b)	3,921,037
Citigroup	1,279,000		4,246,280
Cliffs Natural Resources	78,045		3,117,898
Cloud Peak Energy	219,719	(b)	2,968,404
Coca-Cola	89,436		4,851,903
Dell	374,936	(b)	4,836,674
Devon Energy	62,623		4,190,104
DIRECTV Group Cl A	197,526	(b)	5,994,914
eBay	151,158	(b)	3,479,657
Gilead Sciences	99,870	(b)	4,820,725
Goldman Sachs Group	15,874		2,360,781
Google Cl A	14,311	(b)	7,576,530
Hartford Financial Services Group	314,365		7,541,616
Henry Schein	90,000	(b)	4,864,500
IBM	72,750		8,903,873
Johnson & Johnson	133,521		8,393,130

Issuer	Shares		Value(a)
JPMorgan Chase & Co	199,528		7,769,621
Laboratory Corp of America Holdings	56,090	(b)	3,987,999
Lockheed Martin	70,549		5,257,312
Lowe’s Companies	156,504		3,388,312
Merck & Co	137,100		5,234,478
Microsoft	237,963		6,705,797
Norfolk Southern	134,625		6,335,452
Oracle	282,402		6,512,190
QUALCOMM	86,515		3,390,523
Republic Services	168,030		4,501,523
Sirona Dental Systems	70,793	(b)	2,277,411
SL Green Realty	65,743		2,990,649
Thermo Fisher Scientific	87,181	(b)	4,023,403
Travelers Companies	60,734		3,077,392
Ultra Petroleum	64,520	(b)	2,964,049
Union Pacific	39,267		2,375,654
Walgreen	188,736		6,803,933
Wal-Mart Stores	50,548		2,700,780
Walt Disney	162,183		4,792,508
WESCO Intl	105,440	(b)	2,922,797

Total			187,327,033

Total Common Stocks (Cost: $424,555,582)			$455,661,783

Money Market Fund (0.7%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.16%	3,059,328	(e)	$3,059,328

Total Money Market Fund (Cost: $3,059,328)			$3,059,328

Investments of Cash Collateral Received for Securities on Loan (1.8%)

	Shares	Value(a)
Cash Collateral Reinvestment Fund
JPMorgan Prime Money Market Fund	8,289,118	$8,289,118

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $8,289,118)		$8,289,118

Total Investments in Securities (Cost: $435,904,028)(f)		$467,010,229

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Summary of Investments in Securities by Industry
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at Jan. 31, 2010:

	Percentage of net
Industry	assets	Value(a)
Aerospace & Defense	2.6%	$11,951,079
Automobiles	2.3	10,507,532
Beverages	2.4	11,266,047
Biotechnology	1.8	8,564,401
Capital Markets	2.2	10,269,075
Chemicals	1.4	6,488,984
Commercial Banks	6.6	30,829,138
Commercial Services & Supplies	1.9	8,675,289
Communications Equipment	1.6	7,311,560
Computers & Peripherals	4.5	20,768,489
Diversified Financial Services	4.9	22,582,152
Diversified Telecommunication Services	0.4	1,859,101
Electric Utilities	0.5	2,294,895
Electrical Equipment	0.5	2,445,297
Electronic Equipment, Instruments & Components	2.1	9,764,165
Energy Equipment & Services	2.1	9,600,420
Food & Staples Retailing	2.7	12,483,009
Food Products	2.0	9,497,921
Gas Utilities	0.7	3,372,589
Health Care Equipment & Supplies	0.5	2,277,411
Health Care Providers & Services	2.5	11,450,808
Hotels, Restaurants & Leisure	0.5	2,481,209
Household Durables	0.9	4,338,529
Independent Power Producers & Energy Traders	0.8	3,573,018
Insurance	4.4	20,339,654
Internet Software & Services	3.0	13,925,216
IT Services	1.7	7,663,504
Life Sciences Tools & Services	0.9	4,023,403
Machinery	0.7	3,110,242
Media	2.8	12,813,882
Metals & Mining	4.0	18,723,018
Office Electronics	1.0	4,620,466
Oil, Gas & Consumable Fuels	6.8	31,827,519
Personal Products	0.6	2,963,144
Pharmaceuticals	5.3	24,619,447
Real Estate Investment Trusts (REITs)	1.0	4,553,984
Real Estate Management & Development	3.3	15,306,046
Road & Rail	1.9	8,711,106
Semiconductors & Semiconductor Equipment	2.2	10,138,268
Software	4.0	18,617,971
Specialty Retail	1.3	6,108,716
Trading Companies & Distributors	0.6	2,922,797
Wireless Telecommunication Services	4.3	20,021,282
Other(1)	2.4	11,348,446

Total		$467,010,229

(1)	Cash & Cash Equivalents.
Notes to Portfolio of Investments
ADR — American Depository Receipt
GDR — Global Depository Receipt
(a) Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Oct. 31, 2009.
(b) Non-income producing.
(c) Foreign security values are stated in U.S. dollars.
(d) At Jan. 31, 2010, security was partially or fully on loan.

(e) Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Jan. 31, 2010.
(f) At Jan. 31, 2010, the cost of securities for federal income tax purposes was approximately $435,904,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$45,536,000
Unrealized depreciation	(14,430,000)

Net unrealized appreciation	$31,106,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements - Valuation of securities in the most recent Annual Report dated Oct. 31, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of Jan. 31, 2010:

	Fair value at Jan. 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks(a)
Aerospace & Defense	$5,257,311	$6,693,768	$—	$11,951,079
Automobiles	—	10,507,532	—	10,507,532
Beverages	4,851,903	6,414,144	—	11,266,047
Biotechnology	4,820,725	3,743,676	—	8,564,401
Capital Markets	2,360,781	7,908,294	—	10,269,075
Chemicals	—	6,488,984	—	6,488,984
Commercial Banks	—	30,829,138	—	30,829,138
Commercial Services & Supplies	4,501,524	4,173,765	—	8,675,289
Diversified Financial Services	15,873,427	6,708,725	—	22,582,152
Diversified Telecommunication Services	—	1,859,101	—	1,859,101
Electric Utilities	—	2,294,895	—	2,294,895
Electrical Equipment	138,942	2,306,355	—	2,445,297
Electronic Equipment, Instruments & Components	—	9,764,165	—	9,764,165
Energy Equipment & Services	6,909,173	2,691,247	—	9,600,420
Food & Staples Retailing	9,504,712	2,978,297	—	12,483,009
Food Products	—	9,497,921	—	9,497,921
Gas Utilities	—	3,372,589	—	3,372,589
Hotels, Restaurants & Leisure	—	2,481,209	—	2,481,209
Household Durables	—	4,338,529	—	4,338,529
Independent Power Producers & Energy Traders	—	3,573,018	—	3,573,018
Insurance	13,169,763	7,169,891	—	20,339,654
Internet Software & Services	11,056,187	2,869,029	—	13,925,216
IT Services	3,848,756	3,814,748	—	7,663,504
Machinery	—	3,110,242	—	3,110,242
Metals & Mining	5,894,723	12,828,295	—	18,723,018
Office Electronics	—	4,620,466	—	4,620,466
Oil, Gas & Consumable Fuels	14,018,020	17,809,499	—	31,827,519
Personal Products	—	2,963,144	—	2,963,144
Pharmaceuticals	13,627,608	10,991,839	—	24,619,447
Real Estate Investment Trusts (REITs)	2,990,649	1,563,335	—	4,553,984
Real Estate Management & Development	—	15,306,046	—	15,306,046
Semiconductors & Semiconductor Equipment	—	10,138,268	—	10,138,268
Software	13,217,987	5,399,984	—	18,617,971
Specialty Retail	3,388,312	2,720,404	—	6,108,716
Wireless Telecommunication Services	15,554,323	4,466,959	—	20,021,282
All Other Industries(b)	70,279,456	—	—	70,279,456

Total Equity Securities	221,264,282	234,397,501	—	455,661,783

Other
Affiliated Money Market Fund(c)	3,059,328	—	—	3,059,328
Investments of Cash Collateral Received for Securities on Loan(d)	8,289,118	—	—	8,289,118

Total Other	11,348,446	—	—	11,348,446

Total	$232,612,728	$234,397,501	$—	$467,010,229

(a)	Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading. Therefore, these investment securities were classified as Level 2 instead of Level 1.

(b)	Industry classifications are identified in the Portfolio of Investments.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Jan. 31, 2010.

(d)	Asset categories for Investments of Cash Collateral are identified in the Portfolio of Investments.

Portfolio of Investments
Threadneedle Global Equity Income Fund
Jan. 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (93.4%)(c)

Issuer	Shares		Value(a)
Australia (4.2%)
Coca-Cola Amatil	41,096		$396,894
Foster’s Group	43,123		203,284
Natl Australia Bank	13,837	(b)	321,385
Telstra	101,667		299,805

Total			1,221,368

Brazil (2.9%)
Cia de Bebidas das Americas	3,700		337,873
Cielo	11,400		90,261
Natura Cosmeticos	13,400		240,061
Redecard	11,500		159,950

Total			828,145

Canada (1.7%)
Baytex Energy Trust Units	17,357		495,195

China (1.3%)
Bank of China Series H	422,000		201,875
CNOOC	118,000		165,458

Total			367,333

Finland (3.5%)
Fortum	9,826		249,315
Sampo Series A	18,987		458,587
Wartsila	6,295	(b)	296,245

Total			1,004,147

France (4.8%)
France Telecom	8,548		195,953
Sanofi-Aventis	3,614		267,196
Total	7,590		438,588
Vivendi	19,091		496,267

Total			1,398,004

Germany (4.1%)
Allianz	1,327		146,875
BASF	7,810		442,035
Bayer	2,297		157,184
Deutsche Telekom	13,917	(b)	181,092
E.ON	7,177		263,886

Total			1,191,072

Greece (0.6%)
OPAP	8,529		186,045

Hong Kong (4.6%)
Champion REIT	1,092,000	(b)	459,560
Great Eagle Holdings	77,209	(b)	188,012

Issuer	Shares		Value(a)
Hang Lung Properties	60,000		203,654
Hang Seng Bank	18,300		255,525
Sun Hung Kai Properties	18,000		230,387

Total			1,337,138

Indonesia (0.7%)
Perusahaan Gas Negara	519,500		208,170

Italy (2.5%)
Eni	18,091		420,398
Snam Rete Gas	24,069		113,240
Telecom Italia	136,667		204,311

Total			737,949

Japan (3.7%)
Hoya	11,200		298,640
Nintendo	1,800		501,872
Oracle Japan	6,200	(b)	267,064

Total			1,067,576

Malaysia (0.4%)
Maxis	71,000		112,149

Mexico (1.1%)
Grupo Continental	124,300		327,926

Netherlands (1.0%)
Royal Dutch Shell Series B	10,930		290,716

Norway (0.7%)
Statoil	9,100		204,304

Singapore (2.6%)
Ascendas Real Estate Investment Trust	142,000		193,513
DBS Group Holdings	55,500		559,316

Total			752,829

Spain (2.5%)
Banco Santander	31,416	(b)	448,585
Telefonica	11,115		266,227

Total			714,812

Sweden (1.6%)
Holmen Series B	6,474		155,041
Skanska Series B	20,313		314,438

Total			469,479

Taiwan (5.1%)
Chunghwa Telcom ADR	14,467		274,589
Delta Electronics	104,040		313,339
HTC	38,000		371,452
Hung Poo Real Estate Development	182,000		259,025
Taiwan Semiconductor Mfg	144,000		273,396

Total			1,491,801

Issuer	Shares	Value(a)
United Kingdom (19.9%)
Admiral Group	25,892	466,131
AstraZeneca	8,386	389,199
BAE Systems	56,710	318,013
BP	76,969	718,035
British American Tobacco	12,648	418,025
Close Brothers Group	18,595	204,315
GlaxoSmithKline	19,626	381,915
ICAP	30,812	181,030
Intl Power	63,895	326,171
Man Group	56,542	211,884
Natl Grid	31,152	312,843
Northern Foods	260,213	257,762
Pearson	44,473	629,699
RSA Insurance Group	80,174	163,917
Vodafone Group	203,975	435,720
Wincanton	106,124	377,625

Total		5,792,284

United States (23.9%)
AllianceBernstein Holding LP	12,957	333,514
Altria Group	20,371	404,568
AT&T	12,212	309,696
BP Prudhoe Bay Royalty Trust	7,827	637,979
Bristol-Myers Squibb	20,924	509,709
CenturyTel	12,462	423,833
Diamond Offshore Drilling	4,693	429,550
EI du Pont de Nemours & Co	4,467	145,669
Home Depot	9,946	278,587
Kinder Morgan Energy Partners LP	8,329	506,736
Merck & Co	17,068	651,656
Packaging Corp of America	11,999	264,458
Parkway Properties	6,566	136,770
Pfizer	18,214	339,873
Philip Morris Intl	8,405	382,512
Plum Creek Timber	8,501	307,481
Reynolds American	6,741	358,621
Southern	10,182	325,824
Verizon Communications	6,475	190,495

Total		6,937,531

Total Common Stocks (Cost: $23,690,440)		$27,135,973

Bonds (3.6%)(c)

	Coupon	Principal
Issuer	rate	amount	Value(a)
Finland (2.2%)
Talvivaara Mining Sr Unsecured
(European Monetary Unit) Cv
05-20-13	5.25%	$500,000	$624,701

Jersey (1.4%)
Intl Power Finance III
(European Monetary Unit) Cv
06-05-15	4.75	300,000	414,559

Total Bonds (Cost: $574,217)			$1,039,260

Money Market Fund (2.6%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.16%	751,032	(d)	$751,032

Total Money Market Fund (Cost: $751,032)			$751,032

Investments of Cash Collateral Received for Securities on Loan (5.5%)

	Shares	Value(a)
Cash Collateral Reinvestment Fund
JPMorgan Prime Money Market Fund	1,608,599	$1,608,599

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $1,608,599)		$1,608,599

Total Investments in Securities (Cost: $26,624,288)(e)		$30,534,864

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Summary of Investments in Securities by Industry
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at Jan. 31, 2010:

	Percentage of net
Industry	assets	Value(a)
Aerospace & Defense	1.1%	$318,013
Air Freight & Logistics	1.3	377,625
Beverages	4.4	1,265,977
Capital Markets	3.2	930,743
Chemicals	2.0	587,704
Commercial Banks	6.1	1,786,686
Computers & Peripherals	1.3	371,452
Construction & Engineering	1.1	314,438
Containers & Packaging	0.9	264,458
Diversified Telecommuncation Services	8.1	2,346,001
Electric	1.4	414,559
Electric Utilities	2.9	839,025
Electronic Equipment, Instruments & Components	2.1	611,979
Energy Equipment & Services	1.5	429,550
Food Products	0.9	257,762
Gas Utilities	1.1	321,410
Hotels, Restaurants & Leisure	0.6	186,045
Independent Power Producers & Energy Traders	1.1	326,171
Insurance	4.3	1,235,510
IT Services	0.9	250,211
Machinery	1.0	296,245
Media	3.9	1,125,966
Metals	2.2	624,701
Multi-Utilities	1.1	312,843
Oil, Gas & Consumable Fuels	13.3	3,877,409
Paper & Forest Products	0.5	155,041
Personal Products	0.8	240,061
Pharmaceuticals	9.3	2,696,732
Real Estate Investment Trust (REITs)	3.8	1,097,324
Real Estate Management & Development	3.0	881,078
Semiconductors & Semiconductor Equipment	0.9	273,396
Software	2.6	768,936
Specialty Retail	1.0	278,587
Tobacco	5.4	1,563,726
Wireless Telecommunication Services	1.9	547,869
Other(1)	8.1	2,359,631

Total		$30,534,864

(1)	Cash & Cash Equivalents.
Notes to Portfolio of Investments
ADR — American Depository Receipt
(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Oct. 31, 2009.

(b)	At Jan. 31, 2010, security was partially or fully on loan.

(c)	Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted.

(d)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Jan. 31, 2010.

(e)	At Jan. 31, 2010, the cost of securities for federal income tax purposes was approximately $26,624,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$4,472,000
Unrealized depreciation	(561,000)

Net unrealized appreciation	$3,911,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Annual Report dated Oct. 31, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Jan. 31, 2010:

	Fair value at Jan. 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks(a)
Aerospace & Defense	$—	$318,013	$—	$318,013
Air Freight & Logistics	—	377,625	—	377,625
Beverages	—	1,265,977	—	1,265,977
Capital Markets	333,513	597,230	—	930,743
Chemicals	145,669	442,035	—	587,704
Commercial Banks	—	1,786,686	—	1,786,686
Computers & Peripherals	—	371,452	—	371,452
Construction & Engineering	—	314,438	—	314,438
Diversified Telecommunication Services	1,198,613	1,147,388	—	2,346,001
Electric Utilities	325,824	513,201	—	839,025
Electronic Equipment, Instruments & Components	—	611,979	—	611,979
Food Products	—	257,762	—	257,762
Gas Utilities	—	321,410	—	321,410
Hotels, Restaurants & Leisure	—	186,045	—	186,045
Independent Power Producers & Energy Traders	—	326,171	—	326,171
Insurance	—	1,235,510	—	1,235,510
IT Services	—	250,211	—	250,211
Machinery	—	296,245	—	296,245
Media	—	1,125,966	—	1,125,966
Multi-Utilities	—	312,843	—	312,843
Oil, Gas & Consumable Fuels	1,639,910	2,237,499	—	3,877,409
Paper & Forest Products	—	155,041	—	155,041
Personal Products	—	240,061	—	240,061
Pharmaceuticals	1,501,238	1,195,494	—	2,696,732
Real Estate Investment Trusts (REITs)	444,251	653,073	—	1,097,324
Real Estate Management & Development	—	881,078	—	881,078
Semiconductors & Semiconductor Equipment	—	273,396	—	273,396
Software	—	768,936	—	768,936
Tobacco	1,145,701	418,025	—	1,563,726
Wireless Telecommunication Services	—	547,869	—	547,869
All Other Industries(b)	972,595	—	—	972,595

Total Equity Securities	7,707,314	19,428,659	—	27,135,973

Bonds
Corporate Debt Securities	—	414,559	624,701	1,039,260

Total Bonds	—	414,559	624,701	1,039,260

Other
Affiliated Money Market Fund(c)	751,032	—	—	751,032
Investments of Cash Collateral Received for Securities on Loan(d)	1,608,599	—	—	1,608,599

Total Other	2,359,631	—	—	2,359,631

Total	$10,066,945	$19,843,218	$624,701	$30,534,864

(a)	Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading. Therefore, these investment securities were classified as Level 2 instead of Level 1.

(b)	Industry classifications are identified in the Portfolio of Investments.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Jan. 31, 2010.

(d)	Asset categories for Investments of Cash Collateral are identified in the Portfolio of Investments.
The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Corporate Debt
Securities

Balance as of Oct. 31, 2009	$—
Accrued discounts/premiums	618,029
Realized gain (loss)	16,150
Change in unrealized appreciation (depreciation)*	—
Net purchases (sales)	(9,478)
Transfers in and/or out of Level 3	—

Balance as of Jan. 31, 2010	$624,701

*	Change in unrealized appreciation (depreciation) relating to securities held at Jan. 31, 2010 was $10,584.

Portfolio of Investments
Threadneedle Global Extended Alpha Fund
Jan. 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (94.1%)(c)

Issuer	Shares		Value(a)
Belgium (0.8%)
Fortis	18,000	(b)	$63,356

Bermuda (1.2%)
PartnerRe	1,275		95,102

Brazil (1.9%)
Cielo	9,080		71,892
Natura Cosmeticos	4,400		78,826

Total			150,718

Canada (2.6%)
CGI Group Cl A	9,500	(b)	125,203
Nexen	3,500		76,790

Total			201,993

France (2.3%)
Euler Hermes	800	(d)	64,774
Renault	2,400	(b)	112,649

Total			177,423

Germany (1.5%)
Linde	1,090		119,652

Hong Kong (2.0%)
Great Eagle Holdings	16,359	(d)	39,835
Hongkong & Shanghai Hotels	55,000	(d)	77,428
KWG Property Holding	65,000		39,119

Total			156,382

India (1.4%)
State Bank of India GDR	1,260		112,471

Indonesia (1.0%)
Bank Rakyat Indonesia	100,000		81,123

Ireland (1.4%)
Accenture Cl A	2,646		108,460

Japan (4.7%)
Asahi Breweries	8,000		155,212
Hoya	3,800		101,324
Osaka Securities Exchange	20		111,037

Total			367,573

Luxembourg (0.7%)
Millicom Intl Cellular	810		57,769

Issuer	Shares		Value(a)
Mexico (1.5%)
America Movil ADR Series L	2,650		115,673

Netherlands (1.6%)
Fugro	2,080		123,337

Singapore (0.8%)
DBS Group Holdings	6,000		60,467

South Korea (3.2%)
NHN	1,050	(b)	155,837
Samsung Electronics	140		94,096

Total			249,933

Spain (1.2%)
Banco Santander	6,598	(d)	94,212

Switzerland (5.7%)
Mettler Toledo Intl	1,300	(b)	126,711
Nestlé	3,250		154,085
Novartis	1,610		86,176
Roche Holding	500		83,901

Total			450,873

Taiwan (1.1%)
Hon Hai Precision Industry	20,000		83,353

Turkey (0.9%)
Turkiye Garanti Bankasi	17,000		71,340

United Kingdom (13.1%)
Aggreko	8,500		122,124
Autonomy	3,850	(b)	95,360
BG Group	9,000		165,434
Chemring Group	2,500		128,214
Ensco Intl ADR	3,250		126,848
ICAP	7,000		41,127
Tullow Oil	8,000		146,517
Vodafone Group	59,200		126,460
Weir Group	6,800		83,672

Total			1,035,756

United States (43.5%)
Altria Group	8,259		164,024
American Tower Cl A	4,791	(b)	203,377
Bank of America	6,000		91,080
CF Inds Holdings	650		60,359
Cisco Systems	6,800	(b)	152,796
Cloud Peak Energy	3,875	(b)	52,351
Coca-Cola	3,249		176,258
Colgate-Palmolive	1,996		159,740
Dell	6,255	(b)	80,690
DIRECTV Group Cl A	3,400	(b)	103,190
Goldman Sachs Group	400		59,488
Hartford Financial Services Group	2,545		61,055
IBM	2,182		267,054

Issuer	Shares		Value(a)
Johnson & Johnson	3,100		194,866
Jones Lang LaSalle	1,801		102,676
Laboratory Corp of America Holdings	1,449	(b)	103,024
Lowe’s Companies	4,000		86,600
Merck & Co	3,300		125,994
Oracle	7,500		172,950
Republic Services	6,300		168,777
SL Green Realty	1,452		66,051
Thermo Fisher Scientific	2,990	(b)	137,989
Travelers Companies	1,730		87,659
Ultra Petroleum	2,450	(b)	112,553
Union Pacific	1,400		84,700
Walgreen	3,700		133,385
WESCO Intl	2,900	(b)	80,388
Western Union	8,000		148,320

Total			3,437,394

Total Common Stocks (Cost: $6,661,923)			$7,414,360

Money Market Fund (7.9%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.16%	621,954	(e)	$621,954

Total Money Market Fund (Cost: $621,954)			$621,954

Investments of Cash Collateral Received for Securities on Loan (2.3%)

	Shares	Value(a)
Cash Collateral Reinvestment Fund
JPMorgan Prime Money Market Fund	185,050	$185,050

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $185,050)		$185,050

Total Investments in Securities (Cost: $7,468,927)(f)		$8,221,364

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Summary of Investments in Securities by Industry
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at Jan. 31, 2010:

	Percentage of net
Industry	assets	Value(a)
Aerospace & Defense	1.6%	$128,214
Automobiles	1.4	112,649
Beverages	4.2	331,470
Capital Markets	1.3	100,615
Chemicals	2.3	180,011
Commercial Banks	5.3	419,613
Commercial Services & Supplies	3.7	290,901
Communications Equipment	1.9	152,796
Computers & Peripherals	4.4	347,744
Diversified Financial Services	2.6	202,117
Electronic Equipment, Instruments & Components	2.3	184,677
Energy Equipment & Services	3.2	250,185
Food & Staples Retailing	1.7	133,385
Food Products	2.0	154,085
Health Care Providers & Services	1.3	103,024
Hotels, Restaurants & Leisure	1.0	77,428
Household Products	2.0	159,740
Insurance	4.7	371,946
Internet Software & Services	2.0	155,837
IT Services	5.8	453,875
Life Sciences Tools & Services	3.4	264,700
Machinery	1.1	83,672
Media	1.3	103,190
Oil, Gas & Consumable Fuels	7.0	553,645
Personal Products	1.0	78,826
Pharmaceuticals	6.2	490,937
Real Estate Investment Trusts (REITs)	0.8	66,051
Real Estate Management & Development	2.3	181,630
Road & Rail	1.1	84,700
Semiconductors & Semiconductor Equipment	1.2	94,096
Software	3.4	268,310
Specialty Retail	1.1	86,600
Tobacco	2.1	164,024
Trading Companies & Distributors	1.0	80,388
Wireless Telecommunication Services	6.4	503,279
Other(1)	10.2	807,004

Total		$8,221,364

(1)	Cash & Cash Equivalents.
Investments in Derivatives
Portfolio Swap(1) Outstanding at Jan. 31, 2010

		Next	Net unrealized
Counterparty	Description	reset date	depreciation

UBS	The Fund receives(pays) the total return on a custom basket of long(short) equity positions and pays(receives) a floating rate based on the 1-day LIBOR which is denominated in various foreign currencies based on the local currencies of the securities underlying the custom basket.	Feb. 8, 2010	$(41,749)

Total			$(41,749)

(1)	The Fund has entered into a portfolio swap agreement. A portfolio swap allows the Fund to obtain exposure to a custom basket of securities and foreign markets (both long and short exposures) without owning or taking physical custody of such securities. Under the terms of the agreement, payments made by the Fund or the counterparty are based on the total return of the reference assets within the basket. That is, one party agrees to pay another party the return on the basket in return for a specified interest rate. The agreement allows the Investment Manager of the Fund to alter the composition of the custom basket by trading in and out of the notional security positions at its discretion.

The notional amounts of the security positions held in the basket are not recorded in the financial statements. The portfolio swap is valued daily, and the change in value is recorded as unrealized appreciation (depreciation). The swap resets monthly at which time the Fund settles in cash with the counterparty. Payments received or made are recorded as realized gains (losses).
Notes to Portfolio of Investments
ADR — American Depository Receipt
GDR — Global Depository Receipt

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Oct. 31, 2009.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars.

(d)	At Jan. 31, 2010, security was partially or fully on loan.

(e)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Jan. 31, 2010.

(f)	At Jan. 31, 2010, the cost of securities for federal income tax purposes was approximately $7,469,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$837,000
Unrealized depreciation	(85,000)

Net unrealized appreciation	$752,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Annual Report dated Oct. 31, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Jan. 31, 2010:

	Fair value at Jan. 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks(a)
Aerospace & Defense	$—	$128,214	$—	$128,214
Automobiles	—	112,649	—	112,649
Beverages	176,258	155,212	—	331,470
Capital Markets	59,488	41,127	—	100,615
Chemicals	60,359	119,652	—	180,011
Commercial Banks	—	419,613	—	419,613
Commercial Services & Supplies	168,777	122,124	—	290,901
Diversified Financial Services	91,080	111,037	—	202,117
Electronic Equipment, Instruments & Components	—	184,677	—	184,677
Energy Equipment & Services	126,848	123,337	—	250,185
Food Products	—	154,085	—	154,085
Hotels, Restaurants & Leisure	—	77,428	—	77,428
Insurance	243,816	128,130	—	371,946
Internet Software & Services	—	155,837	—	155,837
IT Services	381,983	71,892	—	453,875
Machinery	—	83,672	—	83,672
Oil, Gas & Consumable Fuels	241,694	311,951	—	553,645
Personal Products	—	78,826	—	78,826
Pharmaceuticals	320,860	170,077	—	490,937
Real Estate Management & Development	102,675	78,955	—	181,630
Semiconductors & Semiconductor Equipment	—	94,096	—	94,096
Software	172,950	95,360	—	268,310
Wireless Telecommunication Services	376,819	126,460	—	503,279
All Other Industries(b)	1,746,342	—	—	1,746,342

Total Equity Securities	4,269,949	3,144,411	—	7,414,360

Other
Affiliated Money Market Fund (c)	621,954	—	—	621,954
Investments of Cash Collateral Received for Securities on Loan (d)	185,050	—	—	185,050

Total Other	807,004	—	—	807,004

Investments in Securities	5,076,953	3,144,411	—	8,221,364
Other Financial Instruments (e)	—	(41,749)	—	(41,749)

Total	$5,076,953	$3,102,662	$—	$8,179,615

(a)	Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading. Therefore, these investment securities were classified as Level 2 instead of Level 1.

(b)	Industry classifications are identified in the Portfolio of Investments.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Jan. 31, 2010.

(d)	Asset categories for Investments of Cash Collateral are identified in the Portfolio of Investments.

(e)	Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.

Item 2. Control and Procedures.
(a) Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certification for the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)           RiverSource Global Series, Inc.

By	/s/ Patrick T. Bannigan

Patrick T. Bannigan
President and Principal Executive Officer

Date	March 31, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Patrick T. Bannigan

Patrick T. Bannigan
President and Principal Executive Officer

Date	March 31, 2010

By	/s/ Jeffrey P. Fox

Jeffrey P. Fox
Treasurer and Principal Financial Officer

Date	March 31, 2010